Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	SATELITES MEXICANOS SA DE CV
Entity Central Index Key	0001063131
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class I Series A
Entity Common Stock, Shares Outstanding	50,000
Class II Series A
Entity Common Stock, Shares Outstanding	6,580,000
Class II Series B
Entity Common Stock, Shares Outstanding	6,370,000
Class II Series N
Entity Common Stock, Shares Outstanding	117,000,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 74,652	$ 79,251
Restricted cash	4,900
Accounts receivable, net	13,521	12,658
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	8,725	6,687
Deferred tax assets	3,059
Total current assets	105,270	99,085
Satellites and equipment, net	552,562	443,015
Concessions, net	42,837	44,628
Intangible assets	32,923	63,810
Deferred financing cost	11,390	13,677
Guarantee deposits and other assets	1,032	728
Total	746,014	664,943
Current liabilities:
Accounts payable and accrued expenses	44,886	18,863
Deferred revenue	3,605	1,361
Income tax payable	13	454
Deferred tax liabilities		1,490
Total current liabilities	48,504	22,168
Debt obligations	360,000	325,000
Deferred revenue	22,982	33,800
Guarantee deposits and accrued expenses	3,375	2,904
Labor obligations	1,060	891
Long-term deferred tax liabilities	8,483	19,889
Total liabilities	444,404	404,652
Contingencies and commitments (Note 16)
Shareholders' equity:
Paid-in capital	275,662	275,662
Retained earnings (accumulated deficit)	22,334	(18,882)
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity	297,996	256,780
Noncontrolling interest	3,614	3,511
Total shareholders' equity	301,610	260,291
Total	746,014	664,943
Common stock, class I
Shareholders' equity:
Common stock
Common stock, class II
Shareholders' equity:
Common stock

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, class I
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	50,000	50,000
Common stock, shares outstanding	50,000	50,000
Common stock, class II
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	129,950,000	129,950,000
Common stock, shares issued	129,950,000	129,950,000
Common stock, shares outstanding	129,950,000	129,950,000

Consolidated Statements of Income (Operations) (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended				5 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant
Revenues:
Satellite services	$ 59,714		$ 113,954				$ 43,734		$ 105,781
Broadband satellite services	7,433		10,949				5,190		12,910
Programming distribution services	7,563		14,504				4,786		10,071
Total Revenues	74,710		139,407				53,710		128,762
Cost of satellite services	6,191	[1]	11,821	[1]			4,401	[1]	11,405	[1]
Cost of broadband satellite services	1,388	[1]	3,151	[1]			685	[1]	2,821	[1]
Cost of programming distribution services	4,393	[1]	8,440	[1]			2,625	[1]	5,387	[1]
Selling and administrative expenses	12,792	[1]	21,147	[1]			7,714	[1]	17,040	[1]
Depreciation and amortization	46,547		64,951				17,080		43,402
Reorganization expenses							28,766		16,443
Total cost of services	71,311		109,510				61,271		96,498
Operating income (loss)	3,399		29,897				(7,561)		32,264
Other (expenses) income:
Interest expense	(8,990)		(4,444)				(19,499)		(45,789)
Interest income	328		522				150		345
Foreign exchange gain (loss) - net	(1,461)		524				349		71
Income (loss) before income tax	(6,724)		26,499				(26,561)		(13,109)
Income tax (benefit) expense	12,133		(14,820)		14,332	779	2,199		779
Net income (loss)	(18,857)		41,319				(28,760)		(13,888)
Less: Net income attributable to noncontrolling interest	25		103				3		444
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ 41,216				$ (28,763)		$ (14,332)

[1]	Exclusive of depreciation and amortization shown separately below.

Consolidated Statements of Changes in Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Predecessor Registrant USD ($)	Common Stock	Common Stock Predecessor Registrant	Paid-in capital USD ($)	Paid-in capital Predecessor Registrant USD ($)	(Accumulated deficit) retained earnings USD ($)	(Accumulated deficit) retained earnings Predecessor Registrant USD ($)	Noncontrolling interest USD ($)	Noncontrolling interest Predecessor Registrant USD ($)
Balance at Dec. 31, 2009		$ (72,145)				$ 46,764		$ (121,988)		$ 3,079
Balance (in shares) at Dec. 31, 2009				4,687,500
Push-down accounting adjustments:
Net income (loss)		(13,888)						(14,332)		444
Balance at Dec. 31, 2010		(86,033)				46,764		(136,320)		3,523
Balance (in shares) at Dec. 31, 2010				4,687,500
Push-down accounting adjustments:
Net income (loss)		(28,760)						(28,763)		3
Balance at May. 25, 2011		(114,793)				46,764		(165,083)		3,526
Balance (in shares) at May. 25, 2011	4,687,500			4,687,500
Push-down accounting adjustments:
Valuation adjustments, net	225,323				225,363				(40)
Elimination of Predecessor accumulated deficit					(165,083)		165,083
Issuance of common stock	90,000				90,000
Issuance of common stock (in shares)			116,022,700
Capitalization of debt into common stock	78,618				78,618
Capitalization of debt into common stock (in shares)			9,289,800
Net income (loss)	(18,857)						(18,882)		25
Balance at Dec. 31, 2011	260,291				275,662		(18,882)		3,511
Balance (in shares) at Dec. 31, 2011			130,000,000
Push-down accounting adjustments:
Net income (loss)	41,319						41,216		103
Balance at Dec. 31, 2012	$ 301,610				$ 275,662		$ 22,334		$ 3,614
Balance (in shares) at Dec. 31, 2012			130,000,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant
Cash flows from operating activities:
Net income (loss)	$ (18,857)	$ 41,319	$ (28,760)	$ (13,888)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net periodic pension cost	(24)	169		208
Depreciation and amortization	46,547	64,951	17,080	43,402
Deferred income taxes	10,814	(15,955)	1,575	191
Deferred revenue	(794)	(8,574)	(977)	(2,344)
Deferred financing costs	1,806	3,172
Provision for (reversal of) allowance for doubtful accounts	1,360	(83)		172
Write-off of advance payment		2,600
Interest accrued to principal on debt obligations			4,020	15,495
(Increase) decrease in:
Accounts receivable	5,594	(780)	(6,486)	(3,755)
Due from related parties			840	(376)
Inventories	171	76	(166)	(84)
Prepaid insurance	(560)	(1,801)	1,881	784
Guarantee deposits and other assets	277	(304)	(132)	(227)
Accounts payable, accrued expenses and income tax	(13,472)	(2,763)	18,594	(457)
Guarantee deposits and accrued expenses	(508)	471	665	1,889
Net cash provided by operating activities	32,354	82,498	8,134	41,010
Cash flows from investing activities:
Restricted cash-satellite Satmex 8		(4,900)
Construction in progress - satellites (including capitalized interest)	(150,537)	(114,678)	(42,333)	(63,113)
Acquisition of equipment	(1,627)	(1,998)	(635)	(4,578)
Net cash used in investing activities	(152,164)	(121,576)	(42,968)	(67,691)
Cash flows from financing activities:
Proceeds from equity interest	90,000
Repayment of First Priority Old Notes	(238,237)
Issuance of Senior Secured Notes		35,700	325,000
Deferred financing costs	(333)	(1,221)	(18,247)
Net cash provided by (used in) financing activities	(148,570)	34,479	306,753
Cash and cash equivalents:
Net (decrease) increase for the period	(268,380)	(4,599)	271,919	(26,681)
Beginning of period	347,631	79,251	75,712	102,393
End of period	79,251	74,652	347,631	75,712
Cash paid during the year:
Interest paid	16,295	32,870	40,196	32,554
Capitalized interest	11,715	33,830	3,801	2,582
Income taxes paid	1,172	1,977		4,666
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,674	27,744	35,678	844
Non-cash financing activities:
Capitalization of debt into common stock	$ 206,890

Nature of business and significant events	12 Months Ended
Dec. 31, 2012
Nature of business and significant events
Nature of business and significant events

1.                            Nature of business and significant events

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” and together with its subsidiaries, the “Company”) is a provider of fixed satellite services (“FSS”) in the Americas. Satmex’s current fleet is comprised of three satellites, Satmex 6, Satmex 5, and Solidaridad 2 in contiguous orbital slots that enable its customers to serve its entire coverage footprint utilizing a single satellite connection. The satellites are operated and monitored from two satellite control centers, located in Iztapalapa, Mexico, and Hermosillo, Mexico. In March 2008, Solidaridad 2 was placed in inclined orbit; currently it only provides L-band service to the Mexican government.

In addition to the core FSS business, which is reported as “Satellite services” segment, Satmex also provides the programming distribution services segment to offer TV programs in Spanish for Hispanic communities living in the United States of America (“USA”). The Company also provides broadband satellite transmission capacity services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting.

Satmex provides its commercial services through Satmex 6 and Satmex 5, which have a total of 108 C- and Ku-band 36 MHz transponder equivalents. Satmex’s business provides communication services to a diverse range of customers, including telecommunications companies, private and state-owned broadcasting networks, direct-to-home satellite television operators, and public and private telecommunications networks operated by financial, educational and media companies as well as governmental entities.

On March 11, 2013, the Mexican President submitted a telecommunications reform bill whose purpose is to encourage economic competition and speed up the technological development of the sector. The current Foreign Investment Law establishes that radio broadcast and other radio and television services are reserved exclusively for Mexicans or Mexican companies with a foreigner exclusion clause. By the same token, in the case of concessionaire companies, as established in articles 11 and 12 of the Federal Telecommunications Law, the foreign investment may be up to 49%. Accordingly, the reform bill establishes that it is essential to promote investment structures in the radiobroadcast and telecommunications sectors, to make them more efficient.

For this reason, transitory article fifth establishes that once the constitutional reform goes into effect, federal laws will be modified and direct foreign investment of up to 100% will be allowed in telecommunications and satellite communications. However the final reform and the time that will be approved is not certain. Other potential effects of the reform are still unknown. Consequently, at the date of this financial information the Company’s management has not concluded the impact on the consolidated financial statements.

Satmex 8

On May 7, 2010, but effective as of April 1, 2010, Satmex entered into a construction contract (the “Construction Agreement”) with Space Systems/Loral, LLC (f/k/a Space Systems/Loral, Inc.) (“SSL”) for the design and construction of a 64 transponder, C- and Ku- band satellite, named Satmex 8 to replace satellite Satmex 5. The Construction Agreement contemplated a fixed price for the construction of Satmex 8 as well as specified support services, plus additional costs depending on the launch vehicle selected and Satmex 8’s achievement of orbital performance. Construction of Satmex 8 was completed in July 2012, for a total construction cost of approximately $358.3 million. As of December 31, 2012, the remaining amount to be paid upon launch is $17,750 and is recognized as a current liability in the accompanying consolidated balance sheet.

On December 23, 2010, Satmex entered into a contract for launch services with ILS International Launch Services, Inc. (“ILS”), anticipating the launch of satellite Satmex 8 to be in the third quarter of 2012. A subsequent launch date of December 28, 2012 was agreed upon by Satmex and ILS as a result of normal construction delays. On December 8, 2012, a technical failure in the launch equipment occurred, for which reason, on December 27, 2012, Satmex announced that the launch of satellite Satmex 8 would be further delayed. ILS established the Failure Review Oversight Board (“FROB”), in which Satmex was a participant, and immediately began to investigate the cause of the technical failure. On February 14, 2013, ILS issued additional details regarding the most probable root cause of the failure and presented corrective actions to the FROB. The FROB studies concluded shortly thereafter and the corrective actions to fix the technical failure were put into place. Consequently, a new launch date of March 26, 2013 was established. Management estimates these delays will not have an adverse impact on its financial information.

The satellite Satmex 8 commercial operation date is expected to be in early May 2013. As of December 31, 2012, the amount to be paid upon launch is $4,900, which has been placed in a trust and is contractually restricted for such payment, presented as restricted cash in the accompanying consolidated balance sheet (see further discussion in Note 4b).

Subsequent event - Satmex 8 satellite was successfully launched on March 27, 2013, on Baikonur, Kazakhstan time (March 26, 2013 GMT). The satellite was carried into orbit on an ILS Proton Launch Vehicle. After launch, the satellite successfully performed post-launch maneuvers and deployed its solar arrays on schedule and began firing its main thruster in order to start maneuvering into geosynchronous orbit.

Satmex 7

On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd (“ABS”) entered into a master procurement agreement with Boeing Satellite Systems International, Inc. (“Boeing”) (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS for the purchase of four C- and Ku-band satellites to be developed and manufactured by Boeing (the “Program”). In the event ABS fails to perform its obligations under its own satellite procurement agreement, Boeing will be entitled to increase the price of each satellite of Satmex up to maximum of $10.5 million. Also, on this date, Satmex entered into a construction agreement (the “Satmex Procurement Agreement”) with Boeing, for the design, construction and delivery of the satellite Satmex 7, which will be based on Boeing’s 702 SP platforms, for a 34-month construction schedule. The Satmex Procurement Agreement also provides for a right to purchase an additional satellite based  on Boeing’s 702 SP platforms.

Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), whereby Satmex and ABS agreed to share launch services, allocate common Program costs and cross- indemnify each other  for any actions or changes to the Program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

Finally, Satmex entered into a launch services agreement (the “Launch Services Agreement”) with Space Exploration Technologies, Corp. (“SpaceX”) to launch satellite Satmex 7. The launch services agreement provides for a scheduled launch period for Satmex 7 between December 2014 and 2015 and with operations expected to commence in October 2015.

Satellite Satmex 7 will replace satellite Solidaridad 2. The design, construction, launch and insurance costs of Satmex 7 are expected to be approximately $165.0 million. At December 31, 2012, the amount incurred has been $32,750, which includes $1,175 of capitalized interest.

Reorganization in 2011	12 Months Ended
Dec. 31, 2012
Reorganization in 2011
Reorganization in 2011

2.                            Reorganization in 2011

In order to address its liquidity needs, Satmex carried out a comprehensive recapitalization of the Company through various transactions pursuant to which the following actions were taken (which are referred to, collectively, as the “Recapitalization Transactions”):

On December 22, 2010, Nacional Financiera, S. N. C., Institución de Banca de Desarrollo, Dirección Fiduciaria, as trustee (the “NAFIN Trust”) and Deutsche Bank Mexico, S. A., Institución de Banca Múltiple, División Fiduciaria, as trustee (the “Deutsche Trust”) (collectively the “Sellers”), former shareholders of Satmex, entered into a Share Purchase Agreement (the “SPA”) with Holdsat Mexico, S. A. P. I. de C. V. (“Holdsat Mexico”), as buyer, for the acquisition of the 100% of the outstanding voting equity interests of Satmex. On March 10, 2011, Holdsat Mexico ceded and assigned a portion of its rights under the SPA to acquire all existing Series “B” and “N” shares of Satmex to Satmex International B.V. (“Investment Holdings BV”), which owns 49% of the common stock of Holdsat Mexico. Investment Holdings BV is beneficially and indirectly owned by holders of the previous Second Priority Secured Notes (the “Second Priority Old Notes”).

The assignment of these rights by Holdsat Mexico to Investment Holdings resulted in both entities forming a collective group of investors (the “Group of Investors” or the “Buyers”) to acquire control in Satmex upon the effectiveness of the SPA, which occurred after the fulfillment of the following transactions:

·                                Payment by the Buyers of $6,250 to the Sellers for 100% of the outstanding common stock of Satmex, which occurred on May 26, 2011;

·                                The offering and sale of new Senior Secured Notes (“Senior Secured Notes”), due 2017, for $325,000, which were initially offered on May 5, 2011 to qualified institutional buyers under Rule 144A of the Securities Act and to persons outside of the U.S. in compliance with Regulation S of the Securities Act. The Senior Secured Notes were subsequently exchanged for new exchange notes, due 2017, for a like principal amount, registered with the U.S. Securities and Exchange Commission (the “SEC”), effective September 26, 2011. The proceeds received from the Senior Secured Notes were used to repay the First Priority Senior Secured Notes due 2011 (the “First Priority Old Notes”) on May 26, 2011; and

The voluntary filing by Satmex, Alterna’TV Corporation and Alterna’TV International Corporation for protection under Chapter 11 of the U.S. Bankruptcy Code and confirmation of a prepackaged plan of reorganization filed in the United States Bankruptcy Court (the “Plan”), which such confirmation occurred on May 11, 2011. Consummation of the Plan occurred on May 26, 2011 (the “Plan Effective Date”). The Plan contemplated the following transactions:

·                               The conversion of the Second Priority Old Notes, which were to mature in 2013, into direct or indirect equity interests representing 7.146% of the economic interests in the emerging entity (“Reorganized Satmex”) (the “Conversion Rights”, subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including certain primary rights and follow-on rights (the “Primary Rights” and the “Follow-On Rights”, respectively) of the holders of the Second Priority Old Notes as discussed below). In lieu of the Conversion Rights, the Primary Rights and the Follow-On Rights, holders of the Second Priority Old Notes could have elected to receive a cash payment of 38 cents per U.S. dollar in principal amount of the Second Priority Old Notes (including accrued and paid-in kind interest). All interested holders of Second Priority Old Notes elected the Conversion Rights, which such conversion occurred on May 26, 2011;

·                               The offering of the Primary Rights to holders of the Second Priority Old Notes, which comprised the rights to purchase direct or indirect equity interests representing up to 85.753% of the economic interests in Reorganized Satmex for up to $96,250 (subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including the Follow-On Rights, as discussed below).

The Primary Rights were exercised for $90,000, effective on May 26, 2011, representing 83.254% of the outstanding capital of Reorganized Satmex. Eligible holders of the Second Priority Old Notes also had the right to the Follow-On Rights, comprising the right to invest in their pro rata share of a follow-on issuance of equity securities in an aggregate amount of up to $40,000; this option has expired unexercised;

·                               Aside from holders of the First Priority Old Notes and the Second Priority Old Notes which received the treatment described above, all holders of allowed claims against the debtors, including employees, trade creditors and other priority and non-priority creditors, were paid in the ordinary course during the resolution of the bankruptcy or in full on, or shortly after, the Plan Effective Date.

Paid-in capital of Reorganized Satmex as a result of the SPA and the Plan is presented in Note 12 to the accompanying consolidated financial statements.

New Basis of Accounting (Push-down accounting)

The SPA became legally effective on May 26, 2011, and resulted in a change in control among the Sellers and the Group of Investors. Given these facts and as a result of becoming substantially wholly-owned by the Group of Investors, Satmex applied push-down accounting in its consolidated financial statements to reflect its acquisition by the Group of Investors. The acquisition method of accounting was applied, resulting in a new basis of accounting for the “successor period” beginning on May 26, 2011 (the “Acquisition Date”).

As a result, the Company recognized and measured, at their fair values, the identifiable assets acquired, liabilities assumed and the related noncontrolling interests. In order to determine fair values, Satmex considered the following generally accepted valuation approaches: the cost approach, the income approach and the market approach. Significant assumptions used in the determination of fair values include cash flow projections and related discount rates, industry indices, market prices regarding replacement cost and comparable market transactions. While Satmex believes that the estimates and assumptions underlying the valuation methodologies were reasonable, different assumptions could have resulted in different fair values.

a.                            The total estimated consideration transferred, at fair value, for the acquisition of 100% of Satmex’s common stock was as follows:

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

b.                            Supplementary Pro Forma Information (Unaudited)

The following table presents the revenues and earnings (net loss) of Satmex as if the acquisition had occurred as of January 1, 2011:

	Revenues	Net loss
	Unaudited
Actual from May 26, 2011 to December 31, 2011 (Successor Registrant)	74,710	(18,882)

Supplemental pro forma from January 1, 2011 to December 31, 2011	128,010	(12,027)

Supplemental pro forma from January 1, 2010 to December 31, 2010	127,779	31,326

Supplemental pro forma from January 1, 2011 to December 31, 2011 was adjusted to exclude $28,766, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

Supplemental pro forma from January 1, 20110 to December 31, 2010 was adjusted to exclude $16,443, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

Acquisition-related costs were $47,013, of which $18,247 represent the cost of issuing the Senior Secured Notes, which was capitalized within other assets (see Note 4i) on May 5, 2011 (date of issuance of the Senior Secured Notes) and $28,766 were included in the Predecessor statement of operations within recapitalization transactions expenses.

c.                             The following table summarizes the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down and reflected in Satmex’s financial information as of the Acquisition Date:

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$344,000
Intangible assets	88,168
Concessions	45,672
Deferred financing cost	18,247
Financial assets, net of financial liabilities	67,623
Deferred income taxes	(10,372)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)
Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(1)                      The fair value of the noncontrolling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.

As a result of the acquisition, the Company recorded a bargain purchase of $94,488, representing the amount of the fair value of the net assets acquired in excess of the purchase price. The bargain purchase gain represented the purchase of Satmex by the Group of Investors at less than fair value of Satmex’s net assets and stemmed from the restructuring of Satmex. At the end of 2010, the existing debt of Satmex was set to mature within the following twelve months; additionally, Satmex required additional financing for its future satellites. Its current stockholder at that time did not actively administer or operate Satmex and had not provided further financing for Satmex to carry out its plans with respect to future operations. Accordingly, Satmex decided to carry out a restructuring, which included the entrance of new active investors, willing and able to contribute the financing necessary for Satmex to continue with its future operating plans, and thus, purchase Satmex from the Sellers at a bargain purchase.

As the bargain purchase gain did not result from the operations of Satmex, it was recognized as part of Reorganized Satmex’s common stock rather than within its consolidated statement of operations.

Basis of presentation	12 Months Ended
Dec. 31, 2012
Basis of presentation
Basis of presentation

3.                            Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

a.                            Factors affecting the comparability of the consolidated financial statements - push-down accounting- The Company has accounted for the Recapitalization Transactions using push-down accounting for the acquisition of the Company by the Group of Investors. This resulted in the adjustment of all net assets to their respective fair values as of the Acquisition Date.

Although Satmex continued as the same legal entity after the Recapitalization Transactions, the application of push-down accounting represented the termination of the old accounting entity and the creation of a new one. As a result, the accompanying consolidated balance sheets, statements of operations, stockholders’ equity and cash flows are presented for two periods: Predecessor and Successor, which relate to the period preceding and succeeding the Recapitalization Transactions, respectively. The Company refers to the operations of Satmex and subsidiaries for both the Predecessor and Successor periods.

Accordingly, the Successor Company presentation is not comparable to the Predecessor Company presentation due to the different basis of accounting.

b.                            Consolidation of financial statements- The consolidated financial statements include the financial statements of Satmex and those of its subsidiaries. The financial statements of the subsidiaries are consolidated from their respective dates of acquisition or incorporation. All intercompany transactions and balances have been eliminated in consolidation.

The activities of the entities in the consolidated group are described below:

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. Engaged in programming distribution services, primarily in the United States of America.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

SMVS Administración, S. de R. L. de C. V., SMVS Servicios Técnicos, S. de R. L. de C. V. and HPS Corporativo S. de R. L. de C. V. (“Service Companies”)	100.00%	Provide administrative and operating services exclusively to Satmex and Enlaces.

Satmex U.S.A., LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the 0.03% interests related to the Service Companies.

Satmex Do Brasil	100.00%	This entity has not initiated operations.

c.                             Foreign currency transactions - For U.S. GAAP reporting purposes, the Company maintains separate accounting records in its functional currency, the U.S. dollar. Transactions denominated in Mexican pesos and other foreign currencies are recorded at the rate of exchange in effect at the date of the transactions. Monetary assets and liabilities denominated in Mexican pesos and other foreign currencies are converted into the Company’s functional currency at the rate of exchange in effect at the balance sheet date (Mexican pesos per one U.S. dollar as of December 31, 2012 and 2011, were $13.0101 and $13.9787, respectively), with the resulting effect included in other (expense) income within results of operations.

Significant accounting policies	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Significant accounting policies

4.                            Significant accounting policies

A summary of the significant accounting policies used in the preparation of the accompanying consolidated financial statements follows:

c.                             Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

d.                            Restricted cash - On July 3, 2012, Satmex and ILS entered into an Escrow Agreement, in which Satmex deposited with the Escrow Agent $4,900 representing 5% of the launch service price. The Escrow Agent shall hold the escrow deposit in an interest bearing account. On the Satmex 8 launch date, the Escrow Agent shall release the escrow deposit plus accumulated interest from the escrow account upon receipt of the irrevocable escrow instructions jointly provided by Satmex and ILS. At December 31, 2012, Satmex classified the $4,900 as restricted cash.

e.                             Concentrations of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained with high-credit quality financial institutions.

Accounts receivable are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with advance billing arrangements and guarantee deposits from customers mitigate potential credit risks with regard to its current customer base.

f.                              Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.

g.                             Prepaid insurance - The insurance premium paid to renew in-orbit coverage of is recorded as a prepaid insurance and amortized over the related insurance policy period.

h.                            Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost.

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the value of performance incentives incurred to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of the satellites are as follows:

	Original useful life (Years)	Remaining economic life at December 31, 2012 (Years)
Satellites in-orbit - are as follows:
Satmex 6	15	10.39
Satmex 5	15	0.76
Solidaridad 2	14.5	—

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

i.                                Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

j.                               Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

k.                            Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

l.                                Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Original useful life (Years)

Contract backlog	10
Customer relationships	4

m.                        Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method. Other disclosures required by U.S. GAAP are not material.

n.                            Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1- applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, restricted cash, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of debt is disclosed in Note 11.

o.                            Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.

p.                            Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. Satmex accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation is utilized.   Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, the Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the corresponding rates.

Satmex recognizes net deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

q.                            Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

r.                               Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

To calculate the monthly revenue attributable to purchasers of programming distribution services, the Company estimates, on a monthly basis, the number of subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

s.                              Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern.

t.                               Use of estimates - The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values. Although management believes the estimates and assumptions used in the preparation of these consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

u.                            Recently adopted accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, which the Company adopted on January 1, 2012. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. This indefinite deferral was modified through ASU 2013-02 as discussed below. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures, given that the Company does not have any other comprehensive income items.

v.                            Recently issued accounting pending adoption

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt this ASU in 2013.

In July 2012, the FASB issued ASU 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This update amends ASU 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements.

However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amended guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company will adopt this ASU in 2013, but does not anticipate that it will have a material effect on its financial position or results of operations.

Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

5.                            Cash and cash equivalents

As of December 31, cash and cash equivalents consist of:

	2012	2011

Cash	$6,912	$4,142
Cash equivalents (1)	67,740	75,109

	$74,652	$79,251

(1)                       The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.

Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable
Accounts receivable

6.                            Accounts receivable

As of December 31, accounts receivable consist of:

	2012	2011

Customers	$12,787	$11,748
Allowance for doubtful accounts	(1,202)	(1,360)
	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100

	$13,521	$12,658

The principal customers of the Company are as follows:

·                                For fixed satellite services:

·                               Broadcasting: Grupo Televisa and Productora y Comercializadora de Televisión, S.A. de C.V.

·                               Telecommunications: América Movil Perú, S.A.C., Teléfonos de México, S.A.B. de C.V. (“Telmex”) and Telefónica del Perú, S.A.A.

·                               Data transmission and internet: Hughes Network Systems and Hunter Communications, Inc.

·                                For programming distribution services: Comcast Cable Communications, LLC and Direct TV Inc.

·                                For broadband satellite services: Grupo Wal-Mart de México and Grupo Oxxo.

For the years ended December 31, 2012, 2011 and 2010, revenues from Fixed satellite services, Programming distribution services and Broadband satellite services were obtained from:

	2012	2011	2010
	%	%	%

Hughes Networks Systems	11	14	17
América Móvil Perú, S.A.C.	9	10	10
Telmex	5	5	4
Other foreign customers	43	40	37
Other domestic customers	32	31	32

Satellites and equipment	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Satellites and equipment

7.                            Satellites and equipment

As of December 31, satellites and equipment consist of:

	2012	2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,061	6,619
Furniture and fixtures	4,107	4,388
Leasehold improvements	922	115
	209,515	207,547
Accumulated depreciation and amortization	(53,418)	(21,145)
	156,097	186,402
Construction in-progress for Satmex 8	358,289	253,149
Construction in-progress for Satmex 7	32,750	2,600	(1)
F4 satellite project advance payment	3,764	—
Other construction in-progress	1,662	864

	$552,562	$443,015

(1)                       On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for the construction of Satmex 7 and Satmex paid a non-reimbursable advance payment for $2,600. The ATP-S7 expired on December 31, 2012. Additionally, the Company changed providers with respect to the construction of the related satellite (see Note 1), for which reason, the advanced payment was written-off and included as operating expenses in 2012.

For the year ended December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 31, 2010 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $32,273, $21,145, $15,188, and $36,229, respectively.

For the year ended December 31, 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 (Predecessor Registrant) and for the year ended December 31, 2010, interest costs of $33,830, $11,715, $3,801 and $2,582, respectively, were capitalized.

Concessions	12 Months Ended
Dec. 31, 2012
Concessions
Concessions

8.                            Concessions

As of December 31, concessions consist of:

	2012	2011

Orbital concessions	$41,740	$41,740
Public telecommunications network	3,932	3,932
	45,672	45,672
Accumulated amortization	(2,835)	(1,044)

	$42,837	$44,628

For the year ended December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 31, 2010 (Predecessor Registrant), amortization of concessions was $1,791, $1,044, $588 and $1,412 respectively.

a.                            Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extension of the Orbital Concessions was granted by the Mexican federal government for an additional term until 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 16g).

b.                            Concessions for the Use and Exploitation of a Telecommunications Public Network

On January 20, 2000, the Mexican federal government granted to Enlaces a “Concession to Operate, Install, Exploit and Use a Public Telecommunications Network within Mexican Territory” at no charge, in order to provide services for private and public networks, and to provide value-added services. The concession term is for 30 years, with the possibility for an extension under certain conditions.

On November 9, 2000, Enlaces obtained from the SCT a registration of value-added services certificate, which allows it to offer internet access services, electronic data transfer and multimedia services (content delivery to private television channels).

The terms of both concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the companies are entitled to liquidation or resignation of their rights. As of December 31, 2012, the Company has complied with the obligations established in the concession titles.

Intangible assets	12 Months Ended
Dec. 31, 2012
Intangible assets
Intangible assets

9.                            Intangible assets

Intangible assets, which were recognized in connection with the adoption of push-down accounting, are as follows:

	Weighted
	average
	remaining
	amortization	2012		2011
	period		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	8	$86,835	$54,911	$86,835	$24,077
Customer relationships (1)	2	1,333	334	1,333	281

		$88,168	$55,245	$88,168	$24,358

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

For the year ended December 31, 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 2010 (Predecessor Registrant), amortization expense for these intangible assets was $30,887, $24,358, $1,304 and $5,761, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2013	$22,915
2014	5,600
2015	2,658
2016	898
2017	346
Thereafter	506

$32,923

Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued expenses
Accounts payable and accrued expenses

10.                     Accounts payable and accrued expenses

As of December 31, accounts payable and accrued expenses consist of:

	2012	2011

Suppliers	$27,790	$3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530

	$44,886	$18,863

Debt obligations	12 Months Ended
Dec. 31, 2012
Debt obligations
Debt obligations

11.                     Debt obligations

As of December 31, debt obligations are:

	2012		2011
	Amount	Fair Value	Amount	Fair Value
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$338,000	$325,000	$314,031

Tack-on Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	35,000	36,400	—	—

	$360,000	$374,400	$325,000	$314,031

The fair value for debt obligations is determined using quoted market prices. Fair value is based upon pricing information with respect to the trading of the bonds in a secondary market, obtained from several market data providers and brokerage firms. Inputs used to determine the fair value are classified as Level 1 within the fair value hierarchy from FASB ASC 820, Fair Value Measurements.

The principal characteristics of the Senior Secured Notes, including the Tack-on, are as follows:

·                               Maturity is on May 15, 2017.

·                               Fixed annual interest of 9.5%, payable semi-annually in arrears on May 15 and November 15 of each year.

·                               Fully and unconditionally guaranteed, jointly and severally, on a first priority senior secured basis by all of the existing U.S. subsidiaries and all future material subsidiaries of Satmex, subject to certain exceptions (see Note 18).

·                               Optional redemption at any time prior to May 15, 2014, pursuant to which Satmex may redeem up to 35% of the aggregate principal amount of the Notes, plus accrued and unpaid interest.

·                               In the event of a change of control, the holders have the right to require Satmex to repurchase the Senior Secured Notes at 101% of their issue price, plus accrued and unpaid interest.

The indenture related to the Senior Secured Notes issued by Satmex establishes certain covenants. Principal covenants are as follows:

·                               The Company should pay the notes on the dates and in the manner provided by the indenture.

·                               The Company should maintain an office or agency where the notes may be surrendered for registration.

·                               The Company should furnish to the holders of the notes and the Trustee all annual reports on Form 20-F, within 180 days after the end of the financial year.

·                               The Company and each guarantor should deliver to each of the Trustee and the Collateral Trustee and officers’ certificate stating that such officers have reviewed the activities of the companies during the preceding fiscal year and has kept, observed, performed and fulfilled its obligations under this Indenture and the Security Documents.

·                               The Company should not permit any of its restricted subsidiaries to declare or pay any dividends, purchase or redeem any equity interest of the Company or make any restricted investment as defined in the indenture.

·                               The Company should not incur any additional indebtedness or issue preferred stock unless permitted by the indenture.

·                               The Company should not permit any of its restricted subsidiaries to consummate any asset disposition, unless permitted by the indenture.

As of December 31, 2012, Satmex has complied with these obligations.

Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity
Shareholders' equity

12.                     Shareholders’ equity

Successor Registrant:

After giving effect to the Recapitalization Transactions and the application of the proceeds therefrom, Satmex is owned principally by Holdsat Mexico and Investment Holdings BV. Investment Holdings BV equity interests are owned indirectly by Satmex Investment Holdings L.P., an exempted limited partnership organized under the laws of the Cayman Islands (“Investment Holdings LP”), which owns 99.99% of such equity interests, and Satmex Investment Holdings GP Ltd., an exempted limited company organized under the laws of the Cayman Islands (“Investment Holdings GP” and together with Investment Holdings LP, “Investment Holdings”), which is the general partner of Investment Holdings LP and owns 0.01% of such equity interests. Eligible former holders of the Second Priority Old Notes own 100.00% of the interests in Investment Holdings. Holders that are not eligible to hold their interests through Investment Holdings hold shares of reorganized Satmex directly.

a.                            As of December 31, 2012, the authorized, issued and outstanding common stock is as follows:

Fixed	Variable Capital Class II				Rights %
Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

Satmex is authorized to issue three types of shares: Series A shares, Series B shares, and Series N shares.

All Series A shares of Satmex are owned by Holdsat Mexico. The Series A shares entitle holders to 51.0% of Satmex’s voting rights and 5.1% of its economic rights of all shares. The Series A shares may be owned only by Mexican individuals, Mexican entities that are owned only by Mexican individuals or entities or Mexican entities in which 51.0% of the capital is owned by Mexican individuals or entities.

Series B shares entitle holders to 49.0% of Satmex’s voting rights and 4.9% of the economic rights. The Series B shares may be owned by any person including foreign investors. Over 99% of the Series B shares are owned by Investment Holdings BV. Less than 1% of the Series B Shares are owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series B shares are deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

Series N shares entitle holders to 90.0% of the economic rights and limited voting rights. The holders of Series N shares may vote only on the following matters: (i) extension of Satmex’s corporate existence; (ii) dissolution; (iii) change of corporate purpose; (iv) change of nationality; (v) transformation of Satmex from one type of entity to another; and (vi) merger of Satmex with and into another entity. The Series N shares may be owned by any person, including foreign investors.

Under Mexican law, foreign investment in Satmex’s capital, represented by full voting rights shares, may not exceed 49.0%. The Series N shares, however, are not taken into account in determining the level of foreign investment. Over 99% of the Series N shares are owned by Investment Holdings BV. Less than 1% of the Series N shares are owned by certain holders of the Second Priority Old Notes who were not eligible to invest in Satmex through Investment Holding BV. Less than 0.03% of Series N shares are deposited in Satmex’s treasury for those non-qualified holders of the Second Priority Old Notes who failed to respond to the solicitation under the Plan.

b.                            Pursuant to a unanimous resolutions adopted by the shareholders at a meeting held on May 26, 2011, the following resolutions were authorized:

·                               The outstanding shares formerly held by the NAFIN Trust and the Deutsche Trust, representing the total common stock of the Company as of May 26, 2011, were exchanged through a reverse stock split with a ratio of 10 to 1, resulting in 4,687,500 shares. The stock split has been reflected retrospectively in the accompanying consolidated financial statements.

·                               Variable common stock was increased by the issuance of 5,713,333 common, nominative, Class II, Series “A” shares, without par value, through cash contributions of $7,680 in exchange of 5.1% of the economic interest in the Company.

·                               Variable common stock was increased by the issuance of 104,459,367 Class II ordinary shares, without par value, of which (i) 5,620,000 are Series “B” shares and (ii) 98,839,367 are Series “N” shares, through cash contributions of $82,320 in exchange for 83.254% of the economic interests in the Company.

·                               Pursuant to the Plan, effective on May 26, 2011, 100% of the Second Priority Old Notes were cancelled and converted into the right to receive equity interest (the “Conversion Interest” described in Note 2), directly or indirectly, in the aggregate of 7.146% of the capital stock of the Company. The capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes were made at the face amount of the Second Priority Old Notes of $206,890, as follows:

·                                Variable common stock was increased by the issuance of 9,289,800 Series “N” Class II, shares, without par value, for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes, through the capitalization of liabilities for $70,457.

·                                A paid-in capital premium was recognized of $136,433 for the shares subscription in consideration of the Conversion Rights and the cancellation of the Second Priority Old Notes; the amount of such premium was capitalized pro rata between the shareholders of the Company in the proportion of their participation percentage in the capital stock of the Company without issuance of new shares.

·                                A put premium was capitalized in the amount of $7,855, in exchange of 4.5% of the economic interests in the Company. The amount of shares issued in exchange for the capitalization of the put premium was 5,850,000 Series “N” Class II, shares, without par value.

c.                             As of December 31, 2012 the common stock of Satmex amounted to $275,662.

d.                            Shareholders’ equity, except restated tax contributed capital and tax-retained earnings, will be subject to income tax at the rate in effect upon distribution of such equity. Any tax paid on this distribution may be credited against annual and estimated income taxes of the year in which the tax on dividends is paid and the following two fiscal years.

e.                             As of December 31, 2012 and 2011, the balance of the tax contributed capital account is $2,219,573 and $1,994,763 respectively.

Predecessor Registrant:

f.                              As of December 31, 2010 and until May 26, 2011, the authorized, issued and outstanding common stock was as follows:

Common Stock — Shares
Fixed Capital Class I			Variable Capital Class II			Rights %
Series A	Series B	Series N	Series B	Series N	Total	Voting	Economic

7,500,000	—	—	—	—	7,500,000	45.00	16.00
—	221,667	401,770	—	—	623,437	1.33	1.33
—	111,667	202,395	—	—	314,062	0.67	0.67
—	—	—	7,166,667	29,395,833	36,562,500	43.00	78.00
1,666,667	—	208,333	—	—	1,875,000	10.00	4.00

9,166,667	333,334	812,498	7,166,667	29,395,833	46,874,999	100.00	100.00

g.                             The shareholding structure of Satmex consisted of ordinary, nominative Class I and Class II shares at no-par value, which are fully subscribed and paid in. The shares were divided into three series: Series A, which could only be subscribed or acquired by Mexican nationals under certain mechanisms established in Satmex’s bylaws; Series B and Series N, which could be freely subscribed, including by foreign investors.

h.                            Prior to May 26, 2011, the Deutsche Trust was the owner and holder of shares representing 96% of common stock with economic rights (including neutral investment shares) and 90% of the ordinary voting stock of Satmex.

i.                                Prior to May 26, 2011, the NAFIN Trust, was the registered owner and holder of shares representing 4% of the common stock with economic rights (including neutral investment shares) and 10% of the ordinary voting stock of Satmex.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

13.                     Related party transactions

Related party transactions performed in the normal course of operations were as follows:

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 Through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Revenues from:
Satellite services - Mexican federal government	$—	$—	$2,225	$4,896
Satellite capacity to Mexican federal government	—	—	977	2,344
Loral	—	—	119	287

Expenses from:
Rent of control centers - Mexican federal government	—	—	225	479
Professional fees - Intenal Mexicana, S. A. P. I. de C. V.	144	—	—	—

Capital expenditures for:
Construction Satmex 8- Loral	—	—	148,932	59,065

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
Income taxes

14.                     Income taxes

a.                            Income tax (benefit) expense was comprised as follows:

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Current:
ISR	$1,078	$1,276	$267	$58
IETU	56	43	357	530
Total current	1,134	1,319	624	588

Deferred:
ISR	(26,815)	6,175	(10,965)	(149)
IETU	(4,815)	5,512	2,146	264
Change in valuation allowance	15,676	(873)	10,394	76
Total deferred	(15,954)	10,814	1,575	191

Total income tax (benefit) expense	$(14,820)	$12,133	$2,199	$779

b.                            The provision (benefit) for income taxes differs from the amount computed by applying the Mexican statutory income tax rate of 30 percent on the income (loss) before income taxes as a result of the following items:

	2012	2011	2010

Expected income tax expense (benefit) at statutory rate	$7,950	$(9,986)	$(3,933)

Tax inflation and statutory foreign exchange effects	3,546	4,676	1,681
Nondeductible expenses	1,624	1,953	230
ISR and IETU hybrid method	(21,834)	8,168	17,986
Use of previously reserved tax loss carryforwards	(21,782)	—	(15,261)
Change in valuation allowance	15,676	9,521	76

Total income tax (benefit) expense	$(14,820)	$14,332	$779

c.                             The significant components of the net deferred tax liability are:

	2012	2011
Deferred tax assets:
Tax loss carryforwards	$58,670	$32,838
Concessions, net	34,294	32,464
Credits on IETU losses	6,998	5,887
Deferred revenue	7,071	7,643
Accrued expenses	2,740	2,194
Other	28	780
Total deferred tax assets before valuation allowance	109,801	81,806
Valuation allowance for deferred tax assets	(50,173)	(34,497)
Net deferred tax assets	59,628	47,309

Deferred tax liabilities:
Satellites and equipment, net	(54,534)	(48,306)
Intangibles, net	(8,123)	(17,015)
Prepaid insurance and other	(1,651)	(1,120)
Deferred financing cost	(744)	(2,247)
Total deferred tax liabilities	(65,052)	(68,688)

Net deferred tax liability	$(5,424)	$(21,379)

Classification on consolidated balance sheets:
Current deferred tax assets	$3,059	$—
Current deferred tax liabilities	—	(1,490)
Long-term deferred tax liabilities	(8,483)	(19,889)

Net deferred tax liabilities	$(5,424)	$(21,379)

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regards to future realization of deferred tax assets. The Company assesses the recoverability of its tax loss carryforwards and other deferred tax assets and based upon this analysis and records a valuation allowance to the extent recoverability does not satisfy the “more likely than not” recognition criteria. The Company continues to maintain the valuation allowance until sufficient positive evidence exists to support full or partial reversal. As of December 31, 2012 and 2011, Satmex had a valuation allowance totaling $50.1 million and $34.4 million against deferred tax assets and tax loss carryforwards due to the limited carryforward periods.

In determining the appropriate valuation allowance, management considers the fact that the Company’s deferred taxes are prepared on the hybrid method, given that in certain years it projects payment of ISR while in others, it projects payment of IETU. Accordingly, due to the use of this method, certain tax loss carryforwards and credits on IETU losses may be excluded from or included in the deferred tax computation during those years in which the Company expects to pay IETU or ISR, respectively; the related allowance on deferred tax assets is also excluded from or included in the deferred tax computation.

As of December 31, 2012, Satmex has tax loss carryforwards and credits on IETU losses, which are available to offset future taxable income, as follows:

	Amounts (1)
Expiration Date	Tax loss carryforwards	Credits on IETU losses

2013	$82,827	$—
2014	30,517	—
2016	227,784	—
2017	24,655	—
2018	79,453	—
2021	8,272	17,623
2022	—	1,261

	$453,508	$18,884

(1)                      The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law.

In 2012 and 2010, the Company used $72.6 million and $50.9 million of tax loss carryforwards, respectively. In 2011 and 2010, $69.0 million and $56.7 million of tax loss carryforwards expired, respectively.

d.                            Statutory income tax rates - Mexican companies are subject to a dual tax system comprised of ISR and IETU. Mexican entities pay the greater of the corporate flat tax or regular income tax and therefore determine their deferred income taxes based on the tax regime expected to be paid to in the future.

The ISR rate in 2012 and 2011 was 30%. In accordance with the Mexican Federal Income Tax Law for 2013, which was enacted in 2012, the ISR rate applicable to companies will be 30% in 2013 and will decrease to 29% in 2014 and 28% in 2015 and thereafter.

IETU - Revenues, as well as deductions and certain tax credits, are determined based on cash flows of each fiscal year. Beginning in 2010, the IETU rate is 17.5%.

Current income taxes are the greater of ISR and IETU.

e.                             Uncertain tax positions - The Company has not taken any uncertain tax positions for which it believes it is more likely than not, based on technical merits, that it will not receive benefits taken for its tax positions. The tax years that remain subject to examination by the tax authorities include 2008 — 2012.

Reorganization expenses	12 Months Ended
Dec. 31, 2012
Reorganization expenses
Reorganization expenses

15.                    Reorganization expenses

This caption includes legal, financial and regulatory expenses and fees in connection with various attempts made by Satmex in each year to carry out a restructuring, reorganization or sale transaction and/or recapitalization of its outstanding indebtedness.

Contingencies and commitments	12 Months Ended
Dec. 31, 2012
Contingencies and commitments
Contingencies and commitments

16.                     Contingencies and commitments

Insurance matters

a.                            On December 5, 2012, Satmex renewed the in-orbit insurance policy for satellite Satmex 6, which expires on December 5, 2013, and provides coverage for $288 million. Satmex has the right to decrease the amount of insurance upon written notice to insurers prior to the effective date of the decreased amount of insurance. The insurance companies have the right to review the terms and conditions of the insurance policy, including the right to terminate the insurance coverage. Any uninsured loss of satellite Satmex 6 would have a material adverse effect on Satmex’s results of operations and financial position.

b.                            Satmex did not renew the in-orbit insurance policy for satellite Satmex 5 primarily because the satellites geostationary life will end in September 2013, and the condition of the satellite does not comply with the industry standards required by the terms and conditions of the insurance policy. Any uninsured loss of satellite Satmex 5 would have a material adverse effect on Satmex’s results of operations and financial condition.

c.                             The in-orbit insurance for satellite Solidaridad 2 was not renewed primarily because the satellite’s geostationary life ended in 2009. Any uninsured loss of satellite Solidaridad 2 would not have a material adverse effect on Satmex’s results of operations and financial condition.

Legal matters

d.                            The management of the Company is not aware of any material pending litigation against Satmex, nor are its assets subject to any legal action.

Commitments

e.                             Satmex entered into a contract with Space Systems/Loral, LLC (f/k/a Space Systems/Loral, Inc.) (“SSL”) and granted to SSL a usufruct right (a Mexican law concept that grants another person the right to use and benefit from another person’s property) over certain transponders on the satellite Satmex 5 and satellite Satmex 6 satellites, until the end of the life of such satellites. SSL was not required to post a bond related to the usufruct arrangement. In the event that Satmex or a new shareholder decides not to continue with the usufruct arrangement, SSL has the right to receive the higher of a percentage of the net sale value of Satmex 6 and Satmex 5 or an amount equal to the market value related to the transponders granted under the usufruct arrangement.

f.                              State Reserve - Under the orbital concessions granted by the Mexican federal government, Satmex must provide, at no charge, satellite capacity of approximately 362.88 MHz to the Mexican federal government in C- and Ku- bands.

g.                             On October 15, 1997, the Mexican government granted a property concession that relates to Satmex’s use of the land and buildings on which its satellite control centers are located and allows Satmex to base its ground station equipment within telecommunication facilities that belong to the Mexican government. Under such concession, Satmex is obligated to pay an annual fee, equivalent to 7.5% of the total value of the land, which is determined by appraisal experts assigned by the Mexican federal government.

For the year ended December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 2010 (Predecessor Registrant), the fees paid were $496, $283, $224 and $479, respectively.

h.                            Satmex leases two floors in the building where its headquarters are located. The corresponding lease agreement establishes a mandatory period of five years and three months as of July 2008 and ending in September 2013. For the year ended December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December 2010 (Predecessor Registrant), rent expense was $520, $378, $125 and $494, respectively. The minimum future payments for the period ended September 30, 2013 is $396.

i.                                Future minimum revenues (“Contract Backlog”) due from customers under non-cancelable operating lease contracts, which include a penalty clause against customers in case of early termination, for transponder capacity on satellites in-orbit as of December 31, 2012, are as follows:

Years	Amounts

2013	$90,764
2014	41,640
2015	24,503
2016	13,128
2017	9,157
Thereafter	50,859

$230,051

Other matters

j.                               The teleport of Enlaces is housed at the primary control center of Satmex, which form part of a building complex that also houses equipment owned and used by the Mexican federal government’s teleport and mobile satellite services systems. On May 14, 2010, the SCT issued an amendment to the property concession granted on October 15, 1997, under which the Company may, with prior authorization from the SCT, lease or give under a commodatum (i.e., a rent-free lease) agreement, segments of the primary and alternate control centers to third parties as long as such segments are used for activities related to the subject matter of the property concession. This amendment allows the Company, among other things, to provide control and satellite operation services to other operators, with the prior authorization of the SCT; the Company filed an authorization request for Enlaces’ teleport to be housed at Satmex’s primary control center on May 17, 2010.  Such authorization is pending as of the date of the accompanying consolidated financial statements.  The teleport’s relocation would have an estimated cost of $6.8 million and would take approximately nine months.

Business segment information	12 Months Ended
Dec. 31, 2012
Business segment information
Business segment information

17.                     Business segment information

The Company identifies its reportable segments as the following three operating segments, based on the information used by its chief operating decision maker with respect to resource allocation and performance of the Company: Satellite services, Broadband satellite services and Programming distribution services. Satmex’s satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Except for the satellites, the Company’s assets are substantially all located in Mexico.

a.                            The following table presents the operating income (loss) items and assets information by reportable segment:

	Successor Registrant For the year ended December 31, 2012
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$120,358	$10,980	$14,504	$—	$145,842
Eliminations	(6,404)	(31)	—	—	(6,435)
Operating revenues	113,954	10,949	14,504	—	139,407

Cost and expenses	41,780	10,661	12,662	—	65,103
Eliminations	(13,529)	(4,835)	(2,180)	—	(20,544)
	28,251	5,826	10,482	—	44,559
Depreciation and amortization	63,237	821	893	—	64,951

Operating income	22,466	4,302	3,129	—	29,897

Interest expense	—	—	—	—	(4,444)
Interest income	—	—	—	—	522
Foreign exchange gain — net	—	—	—	—	524

Income before income tax	—	—	—	—	26,499

Income tax benefit	—	—	—	—	(14,820)

Net income	—	—	—	—	$41,319

Capital expenditures (includes paid and not yet paid)	$143,944	$464	$12	$—	$144,420

Total assets	$737,447	$21,732	$7,181	$(20,346)	$746,014

	Successor Registrant For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,448	$7,576	$—	$78,529
Eliminations	(3,791)	(15)	(13)	—	(3,819)
Operating revenues	59,714	7,433	7,563	—	74,710

Cost and expenses	25,627	5,599	6,240	—	37,466
Eliminations	(8,585)	(3,106)	(1,011)	—	(12,702)
	17,042	2,493	5,229	—	24,764
Depreciation and amortization	45,110	722	715	—	46,547

Operating income (loss)	(2,438)	4,218	1,619	—	3,399

Interest expense	—	—	—	—	(8,990)
Interest income	—	—	—	—	328
Foreign exchange loss — net	—	—	—	—	(1,461)

Loss before income tax	—	—	—	—	(6,724)

Income tax expense	—	—	—	—	12,133

Net loss	—	—	—	—	$(18,857)

Capital expenditures (includes paid and not yet paid)	$155,604	$47	$187	$—	$155,838

Total assets	$657,872	$20,861	$6,982	$(20,772)	$664,943

	Predecessor Registrant For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$5,198	$4,801	$—	$56,576
Eliminations	(2,843)	(8)	(15)	—	(2,866)
Operating revenues	43,734	5,190	4,786	—	53,710

Cost and expenses	22,202	5,080	3,748	—	31,030
Eliminations	(12,460)	(2,200)	(945)	—	(15,605)
	9,742	2,880	2,803	—	15,425

Depreciation and amortization	16,682	398	167	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766

Operating (loss) income	(11,456)	1,912	1,816	167	(7,561)

Interest expense	—	—	—	—	(19,499)
Interest income	—	—	—	—	150
Foreign exchange gain — net	—	—	—	—	349

Loss before income tax	—	—	—	—	(26,561)
Income tax expense	—	—	—	—	2,199

Net loss	—	—	—	—	$(28,760)

Capital expenditures (includes paid and not yet paid)	$78,522	$55	$69	$—	$78,646

Total assets	$795,778	$19,365	$8,573	$(29,806)	$793,910

	Predecessor Registrant
	For the year ended December 31, 2010
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$112,666	$12,924	$10,158	$—	$135,748
Eliminations	(6,885)	(14)	(87)	—	(6,986)
Operating revenues	105,781	12,910	10,071	—	128,762
Cost and expenses	37,326	10,556	9,714	—	57,596
Eliminations	(12,712)	(5,167)	(3,064)	—	(20,943)
	24,614	5,389	6,650	—	36,653

Depreciation and amortization	42,501	901	392	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

Operating income	28,108	6,620	3,029	(5,493)	32,264

Interest expense	—	—	—	—	(45,789)
Interest income	—	—	—	—	345
Foreign exchange gain — net	—	—	—	—	71

Loss before income tax	—	—	—	—	(13,109)

Income tax expense	—	—	—	—	779

Net loss	—	—	—	—	$(13,888)

Capital expenditures (include paid and not yet paid)	$67,959	$576	$—	$—	$68,535

Total assets	$416,760	$17,537	$2,896	$1,764	$438,957

Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements
Supplemental Guarantor Condensed Consolidating Financial Statements

18.                     Supplemental Guarantor Condensed Consolidating Financial Statements

On May 5, 2011 Satmex offered $325,000 in aggregate principal amount of Senior Secured Notes. Satmex exchanged the Senior Secured Notes for $325.0 million of registered 9.5% Senior Secured Notes due 2017 (the “Exchange Notes”).

On April 9, 2012, Satmex offered an additional $35,000 aggregate principal amount of Senior Secured Notes as a tack-on to the Senior Secured Notes (the “Tack-on Notes”) due in 2017, issued in a private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended. The Tack-on Notes were exchanged for registered notes on September 28, 2012. The additional Tack-on Notes were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%.

Both the Exchange Notes and the Tack-on Notes are guaranteed by all of Satmex’s U.S. domiciled subsidiaries existing on the issue date (which as of the date of the accompanying consolidated financial statements includes Alterna’TV Corp. and Alterna’TV Int. (the “Guarantors”)). Future guarantor subsidiaries are contemplated in the indentures. The guarantees are full and unconditional and are joint and several obligations of the guarantors and are secured by first priority liens on the collateral securing the notes, subject to certain permitted liens. Accordingly, supplemental guarantor condensed consolidating financial statements are included hereon.

Satmex’s investments in subsidiaries in the accompanying guarantor information are accounted for under the equity method, representing acquisition cost adjusted for Satmex’s share of the subsidiary’s cumulative results of operations, capital contributions, distributions and other equity changes. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.

The following tables have been prepared in accordance with Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, in order to present the (i) condensed consolidating balance sheets as of December 31, 2012 and 2011 (Successor registrant), (ii) condensed consolidating statements of operations and condensed statements of cash flows for (a) the year ended December 31, 2012 (Successor registrant), (b) the period from May 26, 2011 through December 31, 2011 (Successor registrant) and (c) the period from January 1, 2011 through May 25, 2011 and for the year ended December 31, 2010 (Predecessor Registrant), of Satmex, which is the issuer of the Senior Secured Notes and the Tack-on Notes, and of, the Guarantors (which are combined for this purpose), the Non-Guarantors, and the elimination entries necessary to consolidate the issuer with the Guarantor and Non-Guarantor subsidiaries.

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$58,873	$921	$14,858	$—	$74,652
Restricted cash	4,900	—	—	—	4,900
Accounts receivable, net	8,760	3,006	6,506	(4,751)	13,521
Inventories, net of allowance for obsolescence	—	—	413	—	413
Prepaid insurance and other assets	8,552	129	44	—	8,725
Deferred tax assets	1,566	909	584	—	3,059
Total current assets	82,651	4,965	22,405	(4,751)	105,270

Satellites and equipment, net	550,351	83	2,128	—	552,562
Concessions, net	39,239	—	3,598	—	42,837
Due from related parties	4,003	—	960	(4,963)	—
Intangible assets and other assets	30,772	2,168	1,015	—	33,955
Investment in subsidiaries	19,041	—	—	(19,041)	—
Deferred financing cost	11,390	—	—	—	11,390

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$41,286	$3,240	$5,111	$(4,751)	$44,886
Deferred revenue	3,605	—	—	—	3,605

Income tax payable	—	—	13	—	13

Total current liabilities	44,891	3,240	5,124	(4,751)	48,504

Debt obligations	360,000	—	—	—	360,000
Other long-term liabilities	27,317	4,003	1,060	(4,963)	27,417
Long-term deferred tax liabilities	7,243	15	1,225	—	8,483
Total liabilities	439,451	7,258	7,409	(9,714)	444,404

Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
Retained earnings	22,334	1,131	1,216	(2,347)	22,334
Noncontrolling interest	—	—	—	3,614	3,614

Total shareholders’ equity	297,996	(42)	22,697	(19,041)	301,610

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Balance Sheets

As of December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$65,393	$989	$12,869	$—	$79,251
Accounts receivable, net	8,503	2,253	6,366	(4,464)	12,658
Inventories, net of allowance for obsolescence	—	—	489	—	489
Prepaid insurance and other assets	6,592	21	74	—	6,687
Deferred tax assets	—	—	386	(386)	—
Total current assets	80,488	3,263	20,184	(4,850)	99,085

Satellites and equipment, net	440,697	95	2,223	—	443,015
Concessions, net	40,819	—	3,809	—	44,628
Due from related parties	5,023	—	778	(5,801)	—
Intangible assets and other assets	60,480	2,985	1,073	—	64,538
Investment in subsidiaries	16,688	—	—	(16,688)	—
Deferred financing cost	13,677	—	—	—	13,677
Deferred tax assets	—	685	—	(685)	—

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$17,557	$2,974	$4,611	$(4,464)	$20,678
Deferred tax liabilities	1,757	—	119	(386)	1,490

Total current liabilities	19,314	2,974	4,730	(4,850)	22,168

Debt obligations	325,000	—	—	—	325,000
Other long-term liabilities	37,482	5,023	891	(5,801)	37,595
Long-term deferred tax liabilities	19,296	—	1,278	(685)	19,889

Total liabilities	401,092	7,997	6,899	(11,336)	404,652
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(18,882)	204	(313)	109	(18,882)
Noncontrolling interest	—	—	—	3,511	3,511

Total shareholders’ equity	256,780	(969)	21,168	(16,688)	260,291

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Income

For the year ended December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$120,358	$—	$—	$(6,404)	$113,954
Broadband satellite services	—	—	10,980	(31)	10,949
Programming distribution services	—	14,504	—	—	14,504
Services companies	—	—	14,109	(14,109)	—
	120,358	14,504	25,089	(20,544)	139,407

Cost of satellite services	12,305	—	4,032	(4,516)	11,821
Cost of broadband satellite services	—	—	7,866	(4,715)	3,151
Cost of programming distribution services	—	10,129	—	(1,689)	8,440
Selling and administrative expenses	17,124	1,756	11,891	(9,624)	21,147
Depreciation and amortization	63,237	893	821	—	64,951
	92,666	12,778	24,610	(20,544)	109,510

Operating income	27,692	1,726	479	—	29,897

Interest (expense) income, net and other	(1,854)	(251)	1,060	(2,353)	(3,398)

Income before income tax	25,838	1,475	1,539	(2,353)	26,499

Income tax (benefit) expense	(15,378)	548	10	—	(14,820)

Net income	41,216	927	1,529	(2,353)	41,319

Less: Net income attributable to noncontrolling interest	—	—	—	103	103

Net income attributable to Satélites Mexicanos, S. A. de C. V.	$41,216	$927	$1,529	$(2,456)	$41,216

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$63,505	$—	$—	$(3,791)	$59,714
Broadband satellite services	—	—	7,448	(15)	7,433
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—
	64,568	6,513	16,498	(12,869)	74,710

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of broadband satellite services	—	—	4,432	(3,044)	1,388
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	7,030	(6,035)	12,792
Depreciation and amortization	45,110	714	723	—	46,547
	62,744	6,535	14,734	(12,702)	71,311

Operating income (loss)	1,824	(22)	1,764	(167)	3,399

Interest expense, net and other	(9,059)	(121)	(1,244)	301	(10,123)

(Loss) income before income tax	(7,235)	(143)	520	134	(6,724)

Income tax expense (benefit)	11,647	(347)	833	—	12,133

Net (loss) income	(18,882)	204	(313)	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	(25)	(25)

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(18,882)	$204	$(313)	$109	$(18,882)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Revenues:
Satellite services	$46,577	$—	$—	$(2,843)	$43,734
Broadband satellite services	—	—	5,198	(8)	5,190
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—
	47,338	4,040	17,937	(15,605)	53,710

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of broadband satellite services	—	—	2,839	(2,154)	685
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	12,186	(10,602)	7,714
Depreciation and amortization	16,682	167	398	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766
	56,023	3,637	17,383	(15,772)	61,271

Operating income	(8,685)	403	554	167	(7,561)

Interest expense, net and other	17,761	93	(473)	1,619	19,000

(Loss) income before income tax	(26,446)	310	1,027	(1,452)	(26,561)

Income tax expense (benefit)	2,317	1	(119)	—	2,199

Net (loss) income	(28,763)	309	1,146	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,763)	$309	$1,146	$(1,455)	$(28,763)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$112,666	$—	$—	$(6,885)	$105,781
Broadband satellite services	—	—	12,924	(14)	12,910
Programming distribution services	1,935	8,223	—	(87)	10,071
Services companies	—	—	13,957	(13,957)	—
	114,601	8,223	26,881	(20,943)	128,762

Cost of satellite services	11,697	—	4,454	(4,746)	11,405
Cost of broadband satellite services	—	—	7,988	(5,167)	2,821
Cost of programming distribution services	1,117	6,075	—	(1,805)	5,387
Selling and administrative expenses	13,679	1,483	11,103	(9,225)	17,040
Depreciation and amortization	42,501	392	901	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—
	79,552	7,950	24,446	(15,450)	96,498

Operating income	35,049	273	2,435	(5,493)	32,264

Interest expense, net and other	(43,222)	(176)	333	(2,308)	(45,373)

(Loss) income before income tax	(8,173)	97	2,768	(7,801)	(13,109)

Income tax expense	274	—	505	—	779

Net (loss) income	(8,447)	97	2,263	(7,801)	(13,888)

Less: Net income attributable to noncontrolling interest	—	—	—	444	444

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(8,447)	$97	$2,263	$(8,245)	$(14,332)

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$80,103	$(56)	$2,451	$—	$82,498

Cash flows from investing activities:
Restricted cash-Satmex 8	(4,900)	—	—	—	(4,900)
Construction in progress - satellites (including capitalized interest)	(114,678)	—	—	—	(114,678)
Acquisition of equipment	(1,524)	(12)	(462)	—	(1,998)
Net cash used in investing activities	(121,102)	(12)	(462)	—	(121,576)

Cash flows from financing activities:
Issuance of Senior Secured Notes	35,700	—	—	—	35,700
Deferred financing costs	(1,221)	—	—	—	(1,221)
Net cash provided by financing activities	34,479	—	—	—	34,479

Cash and cash equivalents:
Net (decrease) increase for the year	(6,520)	(68)	1,989	—	(4,599)
Beginning of year	65,393	989	12,869	—	79,251

End of year	$58,873	$921	$14,858	$—	$74,652

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$33,386	$(3,806)	$2,774	$—	$32,354

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	(187)	—	(1,627)
Net cash used in investing activities	(151,930)	(47)	(187)	—	(152,164)

Cash flows from financing activities:
Proceeds from equity issuance	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)
Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash and cash equivalents:
Net (decrease) increase for the period	(267,114)	(3,853)	2,587	—	(268,380)
Beginning of period	332,507	4,842	10,282	—	347,631

End of period	$65,393	$989	$12,869	$—	$79,251

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$43,598	$(35,570)	$106	$—	$8,134

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(42,333)	—	—	—	(42,333)
Acquisition of equipment	(511)	(57)	(67)	—	(635)
Net cash used in investing activities	(42,844)	(57)	(67)	—	(42,968)

Cash flows from financing activities:
Issuance of Senior Secured Notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)
Net cash provided by financing activities	306,753	—	—	—	306,753

Cash and cash equivalents:
Net (decrease) increase for the period	307,507	(35,627)	39	—	271,919
Beginning of period	25,000	40,469	10,243	—	75,712

End of period	$332,507	$4,842	$10,282	$—	$347,631

Satélites Mexicanos, S. A. de C. V. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$38,341	$381	$2,288	$—	$41,010

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(63,113)	—	—	—	(63,113)
Acquisition of equipment	(3,999)	—	(579)	—	(4,578)
Net cash used in investing activities	(67,112)	—	(579)	—	(67,691)

Cash and cash equivalents:
Net (decrease) increase for the year	(28,771)	381	1,709	—	(26,681)
Beginning of year	53,771	40,088	8,534	—	102,393

End of year	$25,000	$40,469	$10,243	$—	$75,712

Schedules of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedules of Valuation and Qualifying Accounts
Schedules of Valuation and Qualifying Accounts

Schedules of Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

Description	Balance at beginning of period		Charged to cost and expenses	Deductions from reserves and other effects		Balance at end of period

Year ended 2012 (Successor Registrant)
Allowance for doubtful accounts	$1,360		$(83)	$(75)		$1,202
Inventory allowance	$24		$100	$—		$124
Valuation allowance on deferred tax assets	$34,497		$15,676	$—		$50,173

For the period from May 26, 2011 through December 31, 2011 (Successor Registrant)
Allowance for doubtful accounts	$—		$1,360	$—		$1,360
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$135,291	(1)	$(873)	$(99,921	)(2)	$34,497

For the period from January 1, 2011 through May 25, 2011 (Predecessor Registrant)
Allowance for doubtful accounts	$532		$—	$(532	)(3)	$—
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$146,562		$10,394	$—		$156,956	(1)

Year ended December 31, 2010 (Predecessor Registrant)
Allowance for doubtful accounts	$360		$172	$—		$532
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$164,472		$76	$(17,986	)(4)	$146,562

(1)                       Ending balance for the Predecessor Registrant does not match the beginning balance for the Successor Registrant due to the application of push-down accounting.

(2)                       Due to the use of the hybrid method, certain tax loss carryforwards and credits on IETU losses are excluded from or included in the deferred tax computation during those years in which the Company expects to pay IETU or ISR, respectively; accordingly, the related allowance on deferred tax assets is also excluded from or included in the deferred tax computation.

(3)                       Write-offs of uncollectible accounts due to the application of push-down accounting.

(4)                       Write-offs of valuation allowance on deferred tax assets due to expiration and use of tax loss carryforwards.

Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant accounting policies
Cash and cash equivalents

c.                             Cash and cash equivalents - This line item consists mainly of bank deposits in checking accounts and readily available daily investments of cash surpluses. Cash equivalents are composed of highly liquid investments with original maturities of three months or less. This line item is stated at nominal value plus accrued yields, which are recognized in results as they accrue.

Restricted cash

d.                            Restricted cash - On July 3, 2012, Satmex and ILS entered into an Escrow Agreement, in which Satmex deposited with the Escrow Agent $4,900 representing 5% of the launch service price. The Escrow Agent shall hold the escrow deposit in an interest bearing account. On the Satmex 8 launch date, the Escrow Agent shall release the escrow deposit plus accumulated interest from the escrow account upon receipt of the irrevocable escrow instructions jointly provided by Satmex and ILS. At December 31, 2012, Satmex classified the $4,900 as restricted cash.

Concentrations of credit risk

e.                             Concentrations of credit risk - Financial assets, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained with high-credit quality financial institutions.

Accounts receivable are comprised of several companies in the private domestic sector and certain foreign companies. Management considers that its credit evaluation, approval and monitoring processes combined with advance billing arrangements and guarantee deposits from customers mitigate potential credit risks with regard to its current customer base.

Inventories	f. Inventories - Inventories consist mainly of antennas and are stated at the lower of cost or market value. Cost is determined using the average cost method.
Prepaid insurance	g. Prepaid insurance - The insurance premium paid to renew in-orbit coverage of is recorded as a prepaid insurance and amortized over the related insurance policy period.
Satellites and equipment

h.                            Satellites and equipment - As of May 26, 2011, Satmex adopted push-down accounting, under which its satellites and equipment were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the satellites and equipment using the cost approach. The cost approach, often referred to as current replacement cost, estimates fair value based on the amount that currently would be required to replace the service capacity of an asset. Assets acquired after the adoption of push-down accounting are recorded at acquisition cost.

Costs incurred in connection with the construction and successful deployment of the satellites and related equipment are capitalized. Such costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the value of performance incentives incurred to the satellite manufacturers, costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

Satellite construction and launch services are generally procured under long-term contracts that provide for payments over the contract periods. Satellite construction and launch services costs are capitalized to reflect progress toward completion. Capitalizing these costs typically coincides with contract milestone payment schedules.

Depreciation is calculated using the straight-line method for satellites, related equipment and other owned assets over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.

The estimated useful lives of the satellites are as follows:

	Original useful life (Years)	Remaining economic life at December 31, 2012 (Years)
Satellites in-orbit - are as follows:
Satmex 6	15	10.39
Satmex 5	15	0.76
Solidaridad 2	14.5	—

Depreciation of satellites commences on the date on which the satellite is placed in orbit. Satmex 6 was launched on May 27, 2006 and commenced operations in July 2006. Satmex 5 was launched on December 5, 1998 and commenced operations in January 1999. Solidaridad 2 concluded its depreciation period based upon its estimated useful life during 2009.

The estimated useful lives of equipment are as follows:

Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

i.                                Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

j.                               Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

k.                            Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

l.                                Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Original useful life (Years)

Contract backlog	10
Customer relationships	4

Concessions

i.                                Concessions - As of May 26, 2011, Satmex adopted push-down accounting, under which its concessions were recorded at fair values based upon the appraised values of such assets. Satmex determined the fair value of the orbital concessions and the public telecommunications network concession using market approach and income approach methods, respectively. Orbital concessions are amortized over 40 years using the straight-line method; their remaining useful life as of the Acquisition Date was 26 years. The public telecommunications network concession is amortized over 30 years using the straight-line method; its remaining useful life as of the Acquisition Date was 19 years.

Valuation of satellites and long-lived assets

j.                               Valuation of satellites and long-lived assets - The carrying value of the satellites, amortizable intangible assets and other long-lived assets is reviewed for impairment wherever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the expected undiscounted future cash flows are less than the carrying value of the long-lived assets, an impairment charge is recorded based on such asset’s estimated fair value. Changes in estimates of future cash flows could result in a write-down of the asset in a future period.

Estimated future cash flows from the Company’s satellites could be impacted by changes in estimates of its ability to operate the satellite at expected levels, changes in the manner in which the satellite is to be used and the loss of one or several significant customer contracts on the satellite.

Deferred financing costs

k.                            Deferred financing costs - Deferred financing costs related to the issuance of Senior Secured Notes were capitalized and reported as an asset. These costs are amortized to interest expense using the effective rate interest method.

Other intangible assets

l.                                Other intangible assets - Intangible assets arising from push-down accounting are initially recorded at fair value using the income approach method. Intangible assets identified as part of the push-down of acquisition accounting consisted primarily of contract backlog and customer relationships. The Company reviews intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. An intangible asset with a determinable useful life is considered to have been impaired when its carrying amount exceeds its fair value; however, an impairment loss shall only be recognized when the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the asset are less than the carrying value of the asset. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value.

The costs of intangible assets with finite and determinable useful lives are amortized to reflect the pattern of consumption, over the estimated useful lives of the assets, as follows:

Original useful life (Years)

Contract backlog	10
Customer relationships	4

Labor obligations

m.                        Labor obligations - In accordance with Mexican Labor Law, Satmex provides seniority premiums benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. Satmex also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months wages plus 20 days wages for each year of service payable upon involuntary termination without just cause. Costs associated with these benefits are provided for based on actuarial computations using the projected unit credit method. Other disclosures required by U.S. GAAP are not material.

Fair value of financial instruments and fair value measurements

n.                            Fair value of financial instruments and fair value measurements - An entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Accounting guidance establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs used to measure fair value may fall into one of three levels:

Level 1- applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 - applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 - applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, restricted cash, accounts receivable, debt, accounts payable and accrued expenses. The Company believes that the recorded values of cash, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their current fair values because of their nature and respective maturity dates or durations. The fair value of debt is disclosed in Note 11.

Provisions	o. Provisions - Are recognized for current obligations that result of a past event, are probable to result in the use of economic resources and can be reasonably estimated.
Income taxes

p.                            Income taxes - Current income taxes, calculated as the higher of the regular Mexican income tax (“ISR”) or the Business Flat Tax (“IETU”), are recorded in the results of the year in which they are incurred. Satmex accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

To determine tax bases of assets and liabilities, the Company evaluates whether it expects to be principally subject to ISR or IETU in the future and uses such tax base accordingly. If the Company is unable to conclude that it will be principally subject to either tax regime, a hybrid calculation is utilized.   Based on the Company’s projections, it determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, the Company scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year whether the applicable temporary differences should be those under ISR or those under IETU, and applied the corresponding rates.

Satmex recognizes net deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

Statutory employee profit sharing

q.                            Statutory employee profit sharing - Statutory employee profit sharing (“PTU”) is recorded in the results of the year in which it is incurred and presented within operating expenses in the accompanying consolidated statements of operations. Deferred PTU liabilities are derived from temporary differences that result from comparing the accounting and PTU values of assets and liabilities.

Revenue recognition

r.                               Revenue recognition - Fixed satellite service revenues are recognized as the satellite capacity is provided according to service lease agreements. Satellite transmission capacity is sold through permanent and temporary contracts, which stipulate the agreed capacity. Lease agreements are accounted for either as operating or sales-type leases.

Operating lease revenues are recognized on a straight-line basis over the lease term. Revenues for temporary services are recognized as services are performed.

Revenues from end-of-life leases for transponders are usually collected in advance. The Company does not provide insurance and/or guarantees of any kind for the related transponders to these customers. Total revenues and related costs are accounted as sales-type leases and recognized in income when the risk and rewards of the transponders are transferred to the customer in accordance with the agreements.

The public and private network signal and value-added services (“Broadband satellite services”) are recognized when services are rendered. The sale of antennas and installation services are recognized in the period in which risk and rewards are transferred to the customers, which generally coincides with the completion of the installation of the antennas and acceptance by the customer.

To calculate the monthly revenue attributable to purchasers of programming distribution services, the Company estimates, on a monthly basis, the number of subscribers per purchaser according to the contractual value of each subscriber. Approximately 45 to 60 days after the end of each month, the Company receives a definitive report from each purchaser and reconciles the definitive revenue with the estimated amount, issuing an invoice to such purchaser based on the definitive report. Variations between the estimated and actual revenue amounts are not material.

Deferred revenue

s.                              Deferred revenue - Satmex is required to provide the Mexican federal government, at no charge, approximately 362.88 MHz of its available transponder capacity for the duration of the orbital concessions (“State Reserve”). As of May 26, 2011, as a result of the adoption of push-down accounting, this obligation was recorded at its fair value, using the income approach method, and recognized as deferred revenue with a corresponding increase in the value of the related assets. Deferred revenue is amortized to fixed satellite services revenue based on the expected consumption pattern.

Use of estimates

t.                               Use of estimates - The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses reported during the periods reported. Such estimates include the allowance for doubtful accounts, the revenue recognition of programming distribution services, the valuation of long-lived assets, the valuation allowance on deferred income tax assets, the scheduling of reversal of the temporary differences under different tax regimes, the estimated useful lives of each satellite and estimates of fair values. Although management believes the estimates and assumptions used in the preparation of these consolidated financial statements were appropriate in the circumstances, actual results could differ from those estimates and assumptions.

Recently adopted accounting pronouncements

u.                            Recently adopted accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, which the Company adopted on January 1, 2012. ASU 2011-04 clarifies the application of existing fair value measurement requirements including (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity, and (3) quantitative information required for fair value measurements categorized within Level 3. ASU 2011-04 also provides guidance on measuring the fair value of financial instruments managed within a portfolio, and application of premiums and discounts in a fair value measurement. In addition, ASU 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which updated the guidance in Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In October 2011, the FASB proposed to indefinitely defer the specific requirement to present items that are reclassified from other comprehensive income to net income alongside their respective components of net income and other comprehensive income on the face of the respective statements; entities still must comply with the existing requirements during the deferral period. This indefinite deferral was modified through ASU 2013-02 as discussed below. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements and related disclosures, given that the Company does not have any other comprehensive income items.

Recently issued accounting pending adoption

v.                            Recently issued accounting pending adoption

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company will adopt this ASU in 2013.

In July 2012, the FASB issued ASU 2012-02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This update amends ASU 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on the Company’s financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements.

However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amended guidance is effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company will adopt this ASU in 2013, but does not anticipate that it will have a material effect on its financial position or results of operations.

Reorganization in 2011 (Tables)	12 Months Ended
Dec. 31, 2012
Reorganization in 2011
Summary of total estimated consideration transferred, at fair value, for the acquisition

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

Summary of the revenues and earnings (net loss) as if the acquisition had occurred as of January 1, 2011

The following table presents the revenues and earnings (net loss) of Satmex as if the acquisition had occurred as of January 1, 2011:

	Revenues	Net loss
	Unaudited
Actual from May 26, 2011 to December 31, 2011 (Successor Registrant)	74,710	(18,882)

Supplemental pro forma from January 1, 2011 to December 31, 2011	128,010	(12,027)

Supplemental pro forma from January 1, 2010 to December 31, 2010	127,779	31,326

Summary of the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down and reflected in the financial information as of the Acquisition Date

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$344,000
Intangible assets	88,168
Concessions	45,672
Deferred financing cost	18,247
Financial assets, net of financial liabilities	67,623
Deferred income taxes	(10,372)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)
Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(1)                      The fair value of the noncontrolling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.

Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2012
Basis of presentation
Schedule of activities of the entities in the consolidated group

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. Engaged in programming distribution services, primarily in the United States of America.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

SMVS Administración, S. de R. L. de C. V., SMVS Servicios Técnicos, S. de R. L. de C. V. and HPS Corporativo S. de R. L. de C. V. (“Service Companies”)	100.00%	Provide administrative and operating services exclusively to Satmex and Enlaces.

Satmex U.S.A., LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the 0.03% interests related to the Service Companies.

Satmex Do Brasil	100.00%	This entity has not initiated operations.

Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Schedule of estimated useful lives of finite-lived intangible assets
Original useful life (Years)

Contract backlog	10
Customer relationships	4

Satellites in-orbit
Satellites and equipment
Schedule of estimated useful lives
	Original useful life (Years)	Remaining economic life at December 31, 2012 (Years)
Satellites in-orbit - are as follows:
Satmex 6	15	10.39
Satmex 5	15	0.76
Solidaridad 2	14.5	—

Equipment
Satellites and equipment
Schedule of estimated useful lives
Original useful life (Years)

Equipment:
Satellite equipment	15
Furniture and fixtures	10
Leasehold improvements	5
Teleport, equipment and antennas	10

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Schedule of cash and cash equivalents
	2012	2011

Cash	$6,912	$4,142
Cash equivalents (1)	67,740	75,109

	$74,652	$79,251
(1) The Company’s cash equivalents consist mainly of treasury bills with original maturities less than 20 days.

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable
Schedule of accounts receivable

	2012	2011

Customers	$12,787	$11,748
Allowance for doubtful accounts	(1,202)	(1,360)
	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100

	$13,521	$12,658

Schedule of revenues by customer
	2012	2011	2010
	%	%	%

Hughes Networks Systems	11	14	17
América Móvil Perú, S.A.C.	9	10	10
Telmex	5	5	4
Other foreign customers	43	40	37
Other domestic customers	32	31	32

Satellites and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Satellites and equipment
Schedule of satellites and equipment

	2012	2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,061	6,619
Furniture and fixtures	4,107	4,388
Leasehold improvements	922	115
	209,515	207,547
Accumulated depreciation and amortization	(53,418)	(21,145)
	156,097	186,402
Construction in-progress for Satmex 8	358,289	253,149
Construction in-progress for Satmex 7	32,750	2,600	(1)
F4 satellite project advance payment	3,764	—
Other construction in-progress	1,662	864

	$552,562	$443,015

(1)                       On June 20, 2008, SS/L and Satmex entered into an Authorization to Proceed (“ATP-S7”) for the construction of Satmex 7 and Satmex paid a non-reimbursable advance payment for $2,600. The ATP-S7 expired on December 31, 2012. Additionally, the Company changed providers with respect to the construction of the related satellite (see Note 1), for which reason, the advanced payment was written-off and included as operating expenses in 2012.

Concessions (Tables)	12 Months Ended
Dec. 31, 2012
Concessions
Schedule of concessions
	2012	2011

Orbital concessions	$41,740	$41,740
Public telecommunications network	3,932	3,932
	45,672	45,672
Accumulated amortization	(2,835)	(1,044)

	$42,837	$44,628

Intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets
Schedule of intangible assets, which were recognized in connection with the adoption of push-down accounting

	Weighted
	average
	remaining
	amortization	2012		2011
	period		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	8	$86,835	$54,911	$86,835	$24,077
Customer relationships (1)	2	1,333	334	1,333	281

		$88,168	$55,245	$88,168	$24,358

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

Schedule of estimated future annual amortization expense for intangible assets
2013	$22,915
2014	5,600
2015	2,658
2016	898
2017	346
Thereafter	506

$32,923

Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts payable and accrued expenses
Schedule of accounts payable and accrued expenses

	2012	2011

Suppliers	$27,790	$3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530

	$44,886	$18,863

Debt obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt obligations
Schedule of debt obligations

	2012		2011
	Amount	Fair Value	Amount	Fair Value
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$338,000	$325,000	$314,031

Tack-on Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	35,000	36,400	—	—

	$360,000	$374,400	$325,000	$314,031

Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' equity
Schedule of authorized, issued and outstanding common stock

As of December 31, 2012, the authorized, issued and outstanding common stock is as follows:

Fixed	Variable Capital Class II				Rights %
Class I Series A	Series A	Series B	Series N	Total	Voting	Economic

50,000	6,580,000	—	—	6,630,000	51.000	5.10000
—	—	6,363,339	116,877,651	123,240,990	48.950	94.80076
—	—	1,113	20,448	21,561	0.008	0.01659
—	—	4,081	74,963	79,044	0.031	0.06080
—	—	1,467	26,938	28,405	0.011	0.02185

50,000	6,580,000	6,370,000	117,000,000	130,000,000	100.000	100.00000

Predecessor Registrant
Shareholders' equity
Schedule of authorized, issued and outstanding common stock

As of December 31, 2010 and until May 26, 2011, the authorized, issued and outstanding common stock was as follows:

Common Stock — Shares
Fixed Capital Class I			Variable Capital Class II			Rights %
Series A	Series B	Series N	Series B	Series N	Total	Voting	Economic

7,500,000	—	—	—	—	7,500,000	45.00	16.00
—	221,667	401,770	—	—	623,437	1.33	1.33
—	111,667	202,395	—	—	314,062	0.67	0.67
—	—	—	7,166,667	29,395,833	36,562,500	43.00	78.00
1,666,667	—	208,333	—	—	1,875,000	10.00	4.00

9,166,667	333,334	812,498	7,166,667	29,395,833	46,874,999	100.00	100.00

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of related party transactions

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 Through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Revenues from:
Satellite services - Mexican federal government	$—	$—	$2,225	$4,896
Satellite capacity to Mexican federal government	—	—	977	2,344
Loral	—	—	119	287

Expenses from:
Rent of control centers - Mexican federal government	—	—	225	479
Professional fees - Intenal Mexicana, S. A. P. I. de C. V.	144	—	—	—

Capital expenditures for:
Construction Satmex 8- Loral	—	—	148,932	59,065

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Schedule of income tax (benefit) expense

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Current:
ISR	$1,078	$1,276	$267	$58
IETU	56	43	357	530
Total current	1,134	1,319	624	588

Deferred:
ISR	(26,815)	6,175	(10,965)	(149)
IETU	(4,815)	5,512	2,146	264
Change in valuation allowance	15,676	(873)	10,394	76
Total deferred	(15,954)	10,814	1,575	191

Total income tax (benefit) expense	$(14,820)	$12,133	$2,199	$779

Schedule of reconciliation of expected income taxes at statutory rates to income tax expense

	2012	2011	2010

Expected income tax expense (benefit) at statutory rate	$7,950	$(9,986)	$(3,933)

Tax inflation and statutory foreign exchange effects	3,546	4,676	1,681
Nondeductible expenses	1,624	1,953	230
ISR and IETU hybrid method	(21,834)	8,168	17,986
Use of previously reserved tax loss carryforwards	(21,782)	—	(15,261)
Change in valuation allowance	15,676	9,521	76

Total income tax (benefit) expense	$(14,820)	$14,332	$779

Schedule of significant components of the net deferred tax liability

	2012	2011
Deferred tax assets:
Tax loss carryforwards	$58,670	$32,838
Concessions, net	34,294	32,464
Credits on IETU losses	6,998	5,887
Deferred revenue	7,071	7,643
Accrued expenses	2,740	2,194
Other	28	780
Total deferred tax assets before valuation allowance	109,801	81,806
Valuation allowance for deferred tax assets	(50,173)	(34,497)
Net deferred tax assets	59,628	47,309

Deferred tax liabilities:
Satellites and equipment, net	(54,534)	(48,306)
Intangibles, net	(8,123)	(17,015)
Prepaid insurance and other	(1,651)	(1,120)
Deferred financing cost	(744)	(2,247)
Total deferred tax liabilities	(65,052)	(68,688)

Net deferred tax liability	$(5,424)	$(21,379)

Classification on consolidated balance sheets:
Current deferred tax assets	$3,059	$—
Current deferred tax liabilities	—	(1,490)
Long-term deferred tax liabilities	(8,483)	(19,889)

Net deferred tax liabilities	$(5,424)	$(21,379)

Schedule of tax loss carryforwards and credits

As of December 31, 2012, Satmex has tax loss carryforwards and credits on IETU losses, which are available to offset future taxable income, as follows:

	Amounts (1)
Expiration Date	Tax loss carryforwards	Credits on IETU losses

2013	$82,827	$—
2014	30,517	—
2016	227,784	—
2017	24,655	—
2018	79,453	—
2021	8,272	17,623
2022	—	1,261

	$453,508	$18,884

(1)                      The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law.

Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies and commitments
Schedule of future minimum revenues due from customers under non-cancelable operating lease contracts
Years	Amounts

2013	$90,764
2014	41,640
2015	24,503
2016	13,128
2017	9,157
Thereafter	50,859

$230,051

Business segment information (Tables)	12 Months Ended
Dec. 31, 2012
Business segment information
Schedule of operating income (loss) items and assets information by reportable segment

	Successor Registrant For the year ended December 31, 2012
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$120,358	$10,980	$14,504	$—	$145,842
Eliminations	(6,404)	(31)	—	—	(6,435)
Operating revenues	113,954	10,949	14,504	—	139,407

Cost and expenses	41,780	10,661	12,662	—	65,103
Eliminations	(13,529)	(4,835)	(2,180)	—	(20,544)
	28,251	5,826	10,482	—	44,559
Depreciation and amortization	63,237	821	893	—	64,951

Operating income	22,466	4,302	3,129	—	29,897

Interest expense	—	—	—	—	(4,444)
Interest income	—	—	—	—	522
Foreign exchange gain — net	—	—	—	—	524

Income before income tax	—	—	—	—	26,499

Income tax benefit	—	—	—	—	(14,820)

Net income	—	—	—	—	$41,319

Capital expenditures (includes paid and not yet paid)	$143,944	$464	$12	$—	$144,420

Total assets	$737,447	$21,732	$7,181	$(20,346)	$746,014

	Successor Registrant For the Period From May 26, 2011 through December 31, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$63,505	$7,448	$7,576	$—	$78,529
Eliminations	(3,791)	(15)	(13)	—	(3,819)
Operating revenues	59,714	7,433	7,563	—	74,710

Cost and expenses	25,627	5,599	6,240	—	37,466
Eliminations	(8,585)	(3,106)	(1,011)	—	(12,702)
	17,042	2,493	5,229	—	24,764
Depreciation and amortization	45,110	722	715	—	46,547

Operating income (loss)	(2,438)	4,218	1,619	—	3,399

Interest expense	—	—	—	—	(8,990)
Interest income	—	—	—	—	328
Foreign exchange loss — net	—	—	—	—	(1,461)

Loss before income tax	—	—	—	—	(6,724)

Income tax expense	—	—	—	—	12,133

Net loss	—	—	—	—	$(18,857)

Capital expenditures (includes paid and not yet paid)	$155,604	$47	$187	$—	$155,838

Total assets	$657,872	$20,861	$6,982	$(20,772)	$664,943

	Predecessor Registrant For the Period From January 1, 2011 through May 25, 2011
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$46,577	$5,198	$4,801	$—	$56,576
Eliminations	(2,843)	(8)	(15)	—	(2,866)
Operating revenues	43,734	5,190	4,786	—	53,710

Cost and expenses	22,202	5,080	3,748	—	31,030
Eliminations	(12,460)	(2,200)	(945)	—	(15,605)
	9,742	2,880	2,803	—	15,425

Depreciation and amortization	16,682	398	167	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766

Operating (loss) income	(11,456)	1,912	1,816	167	(7,561)

Interest expense	—	—	—	—	(19,499)
Interest income	—	—	—	—	150
Foreign exchange gain — net	—	—	—	—	349

Loss before income tax	—	—	—	—	(26,561)
Income tax expense	—	—	—	—	2,199

Net loss	—	—	—	—	$(28,760)

Capital expenditures (includes paid and not yet paid)	$78,522	$55	$69	$—	$78,646

Total assets	$795,778	$19,365	$8,573	$(29,806)	$793,910

	Predecessor Registrant
	For the year ended December 31, 2010
	Satellite services	Broadband satellite services	Programming distribution services	Eliminations upon consolidation	Total

Revenues	$112,666	$12,924	$10,158	$—	$135,748
Eliminations	(6,885)	(14)	(87)	—	(6,986)
Operating revenues	105,781	12,910	10,071	—	128,762
Cost and expenses	37,326	10,556	9,714	—	57,596
Eliminations	(12,712)	(5,167)	(3,064)	—	(20,943)
	24,614	5,389	6,650	—	36,653

Depreciation and amortization	42,501	901	392	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—

Operating income	28,108	6,620	3,029	(5,493)	32,264

Interest expense	—	—	—	—	(45,789)
Interest income	—	—	—	—	345
Foreign exchange gain — net	—	—	—	—	71

Loss before income tax	—	—	—	—	(13,109)

Income tax expense	—	—	—	—	779

Net loss	—	—	—	—	$(13,888)

Capital expenditures (include paid and not yet paid)	$67,959	$576	$—	$—	$68,535

Total assets	$416,760	$17,537	$2,896	$1,764	$438,957

Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements
Schedule of condensed consolidating balance sheets

Condensed Consolidating Balance Sheets

As of December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$58,873	$921	$14,858	$—	$74,652
Restricted cash	4,900	—	—	—	4,900
Accounts receivable, net	8,760	3,006	6,506	(4,751)	13,521
Inventories, net of allowance for obsolescence	—	—	413	—	413
Prepaid insurance and other assets	8,552	129	44	—	8,725
Deferred tax assets	1,566	909	584	—	3,059
Total current assets	82,651	4,965	22,405	(4,751)	105,270

Satellites and equipment, net	550,351	83	2,128	—	552,562
Concessions, net	39,239	—	3,598	—	42,837
Due from related parties	4,003	—	960	(4,963)	—
Intangible assets and other assets	30,772	2,168	1,015	—	33,955
Investment in subsidiaries	19,041	—	—	(19,041)	—
Deferred financing cost	11,390	—	—	—	11,390

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$41,286	$3,240	$5,111	$(4,751)	$44,886
Deferred revenue	3,605	—	—	—	3,605

Income tax payable	—	—	13	—	13

Total current liabilities	44,891	3,240	5,124	(4,751)	48,504

Debt obligations	360,000	—	—	—	360,000
Other long-term liabilities	27,317	4,003	1,060	(4,963)	27,417
Long-term deferred tax liabilities	7,243	15	1,225	—	8,483
Total liabilities	439,451	7,258	7,409	(9,714)	444,404

Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
Retained earnings	22,334	1,131	1,216	(2,347)	22,334
Noncontrolling interest	—	—	—	3,614	3,614

Total shareholders’ equity	297,996	(42)	22,697	(19,041)	301,610

Total	$737,447	$7,216	$30,106	$(28,755)	$746,014

Condensed Consolidating Balance Sheets

As of December 31, 2011

(In thousands of U. S. dollars)

	Successor Registrant
			Non
	Satmex	Guarantor	Guarantor	Eliminations upon
	Issuer	Subsidiaries	Subsidiaries	consolidation	Consolidated
Assets
Current assets:
Cash and cash equivalents	$65,393	$989	$12,869	$—	$79,251
Accounts receivable, net	8,503	2,253	6,366	(4,464)	12,658
Inventories, net of allowance for obsolescence	—	—	489	—	489
Prepaid insurance and other assets	6,592	21	74	—	6,687
Deferred tax assets	—	—	386	(386)	—
Total current assets	80,488	3,263	20,184	(4,850)	99,085

Satellites and equipment, net	440,697	95	2,223	—	443,015
Concessions, net	40,819	—	3,809	—	44,628
Due from related parties	5,023	—	778	(5,801)	—
Intangible assets and other assets	60,480	2,985	1,073	—	64,538
Investment in subsidiaries	16,688	—	—	(16,688)	—
Deferred financing cost	13,677	—	—	—	13,677
Deferred tax assets	—	685	—	(685)	—

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable, accrued expenses and other	$17,557	$2,974	$4,611	$(4,464)	$20,678
Deferred tax liabilities	1,757	—	119	(386)	1,490

Total current liabilities	19,314	2,974	4,730	(4,850)	22,168

Debt obligations	325,000	—	—	—	325,000
Other long-term liabilities	37,482	5,023	891	(5,801)	37,595
Long-term deferred tax liabilities	19,296	—	1,278	(685)	19,889

Total liabilities	401,092	7,997	6,899	(11,336)	404,652
Shareholders’ equity:
Paid-in capital	275,662	(1,173)	21,481	(20,308)	275,662
(Accumulated deficit) retained earnings	(18,882)	204	(313)	109	(18,882)
Noncontrolling interest	—	—	—	3,511	3,511

Total shareholders’ equity	256,780	(969)	21,168	(16,688)	260,291

Total	$657,872	$7,028	$28,067	$(28,024)	$664,943

Schedule of condensed consolidating statements of income

Condensed Consolidating Statements of Income

For the year ended December 31, 2012

(In thousands of U. S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$120,358	$—	$—	$(6,404)	$113,954
Broadband satellite services	—	—	10,980	(31)	10,949
Programming distribution services	—	14,504	—	—	14,504
Services companies	—	—	14,109	(14,109)	—
	120,358	14,504	25,089	(20,544)	139,407

Cost of satellite services	12,305	—	4,032	(4,516)	11,821
Cost of broadband satellite services	—	—	7,866	(4,715)	3,151
Cost of programming distribution services	—	10,129	—	(1,689)	8,440
Selling and administrative expenses	17,124	1,756	11,891	(9,624)	21,147
Depreciation and amortization	63,237	893	821	—	64,951
	92,666	12,778	24,610	(20,544)	109,510

Operating income	27,692	1,726	479	—	29,897

Interest (expense) income, net and other	(1,854)	(251)	1,060	(2,353)	(3,398)

Income before income tax	25,838	1,475	1,539	(2,353)	26,499

Income tax (benefit) expense	(15,378)	548	10	—	(14,820)

Net income	41,216	927	1,529	(2,353)	41,319

Less: Net income attributable to noncontrolling interest	—	—	—	103	103

Net income attributable to Satélites Mexicanos, S. A. de C. V.	$41,216	$927	$1,529	$(2,456)	$41,216

Condensed Consolidating Statements of Operations

For the period from May 26, 2011 through December 31, 2011

(In thousands of U. S. dollars

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$63,505	$—	$—	$(3,791)	$59,714
Broadband satellite services	—	—	7,448	(15)	7,433
Programming distribution services	1,063	6,513	—	(13)	7,563
Services companies	—	—	9,050	(9,050)	—
	64,568	6,513	16,498	(12,869)	74,710

Cost of satellite services	6,533	—	2,549	(2,891)	6,191
Cost of broadband satellite services	—	—	4,432	(3,044)	1,388
Cost of programming distribution services	636	4,489	—	(732)	4,393
Selling and administrative expenses	10,465	1,332	7,030	(6,035)	12,792
Depreciation and amortization	45,110	714	723	—	46,547
	62,744	6,535	14,734	(12,702)	71,311

Operating income (loss)	1,824	(22)	1,764	(167)	3,399

Interest expense, net and other	(9,059)	(121)	(1,244)	301	(10,123)

(Loss) income before income tax	(7,235)	(143)	520	134	(6,724)

Income tax expense (benefit)	11,647	(347)	833	—	12,133

Net (loss) income	(18,882)	204	(313)	134	(18,857)

Less: Net income attributable to noncontrolling interest	—	—	—	(25)	(25)

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(18,882)	$204	$(313)	$109	$(18,882)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$80,103	$(56)	$2,451	$—	$82,498

Cash flows from investing activities:
Restricted cash-Satmex 8	(4,900)	—	—	—	(4,900)
Construction in progress - satellites (including capitalized interest)	(114,678)	—	—	—	(114,678)
Acquisition of equipment	(1,524)	(12)	(462)	—	(1,998)
Net cash used in investing activities	(121,102)	(12)	(462)	—	(121,576)

Cash flows from financing activities:
Issuance of Senior Secured Notes	35,700	—	—	—	35,700
Deferred financing costs	(1,221)	—	—	—	(1,221)
Net cash provided by financing activities	34,479	—	—	—	34,479

Cash and cash equivalents:
Net (decrease) increase for the year	(6,520)	(68)	1,989	—	(4,599)
Beginning of year	65,393	989	12,869	—	79,251

End of year	$58,873	$921	$14,858	$—	$74,652

Condensed Consolidating Statements of Cash Flows

For the period from May 26, 2011 through December 31, 2011

(In thousands of U.S. dollars)

	Successor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities	$33,386	$(3,806)	$2,774	$—	$32,354

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	—	—	—	(150,537)
Acquisition of equipment	(1,393)	(47)	(187)	—	(1,627)
Net cash used in investing activities	(151,930)	(47)	(187)	—	(152,164)

Cash flows from financing activities:
Proceeds from equity issuance	90,000	—	—	—	90,000
Repayment of First Priority Old Notes	(238,237)	—	—	—	(238,237)
Deferred financing costs	(333)	—	—	—	(333)
Net cash used in financing activities	(148,570)	—	—	—	(148,570)

Cash and cash equivalents:
Net (decrease) increase for the period	(267,114)	(3,853)	2,587	—	(268,380)
Beginning of period	332,507	4,842	10,282	—	347,631

End of period	$65,393	$989	$12,869	$—	$79,251

Predecessor Registrant
Condensed Consolidating Financial Statements
Schedule of condensed consolidating statements of income

Condensed Consolidating Statements of Operations

For the period from January 1, 2011 through May 25, 2011

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Revenues:
Satellite services	$46,577	$—	$—	$(2,843)	$43,734
Broadband satellite services	—	—	5,198	(8)	5,190
Programming distribution services	761	4,040	—	(15)	4,786
Services companies	—	—	12,739	(12,739)	—
	47,338	4,040	17,937	(15,605)	53,710

Cost of satellite services	4,586	—	1,960	(2,145)	4,401
Cost of broadband satellite services	—	—	2,839	(2,154)	685
Cost of programming distribution services	454	2,875	—	(704)	2,625
Selling and administrative expenses	5,535	595	12,186	(10,602)	7,714
Depreciation and amortization	16,682	167	398	(167)	17,080
Reorganization expenses	28,766	—	—	—	28,766
	56,023	3,637	17,383	(15,772)	61,271

Operating income	(8,685)	403	554	167	(7,561)

Interest expense, net and other	17,761	93	(473)	1,619	19,000

(Loss) income before income tax	(26,446)	310	1,027	(1,452)	(26,561)

Income tax expense (benefit)	2,317	1	(119)	—	2,199

Net (loss) income	(28,763)	309	1,146	(1,452)	(28,760)

Less: Net income attributable to noncontrolling interest	—	—	—	3	3

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(28,763)	$309	$1,146	$(1,455)	$(28,763)

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010

(In thousands of U. S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated
Revenues:
Satellite services	$112,666	$—	$—	$(6,885)	$105,781
Broadband satellite services	—	—	12,924	(14)	12,910
Programming distribution services	1,935	8,223	—	(87)	10,071
Services companies	—	—	13,957	(13,957)	—
	114,601	8,223	26,881	(20,943)	128,762

Cost of satellite services	11,697	—	4,454	(4,746)	11,405
Cost of broadband satellite services	—	—	7,988	(5,167)	2,821
Cost of programming distribution services	1,117	6,075	—	(1,805)	5,387
Selling and administrative expenses	13,679	1,483	11,103	(9,225)	17,040
Depreciation and amortization	42,501	392	901	(392)	43,402
Reorganization expenses	16,443	—	—	—	16,443
Gain on sale of programming agreements	(5,885)	—	—	5,885	—
	79,552	7,950	24,446	(15,450)	96,498

Operating income	35,049	273	2,435	(5,493)	32,264

Interest expense, net and other	(43,222)	(176)	333	(2,308)	(45,373)

(Loss) income before income tax	(8,173)	97	2,768	(7,801)	(13,109)

Income tax expense	274	—	505	—	779

Net (loss) income	(8,447)	97	2,263	(7,801)	(13,888)

Less: Net income attributable to noncontrolling interest	—	—	—	444	444

Net (loss) income attributable to Satélites Mexicanos, S. A. de C. V.	$(8,447)	$97	$2,263	$(8,245)	$(14,332)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statements of Cash Flows

For the period from January 1, 2011 through May 25, 2011

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$43,598	$(35,570)	$106	$—	$8,134

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(42,333)	—	—	—	(42,333)
Acquisition of equipment	(511)	(57)	(67)	—	(635)
Net cash used in investing activities	(42,844)	(57)	(67)	—	(42,968)

Cash flows from financing activities:
Issuance of Senior Secured Notes	325,000	—	—	—	325,000
Deferred financing costs	(18,247)	—	—	—	(18,247)
Net cash provided by financing activities	306,753	—	—	—	306,753

Cash and cash equivalents:
Net (decrease) increase for the period	307,507	(35,627)	39	—	271,919
Beginning of period	25,000	40,469	10,243	—	75,712

End of period	$332,507	$4,842	$10,282	$—	$347,631

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010

(In thousands of U.S. dollars)

	Predecessor Registrant
	Satmex Issuer	Guarantor Subsidiaries	Non - Guarantor Subsidiaries	Eliminations upon consolidation	Consolidated

Cash flows from operating activities:	$38,341	$381	$2,288	$—	$41,010

Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(63,113)	—	—	—	(63,113)
Acquisition of equipment	(3,999)	—	(579)	—	(4,578)
Net cash used in investing activities	(67,112)	—	(579)	—	(67,691)

Cash and cash equivalents:
Net (decrease) increase for the year	(28,771)	381	1,709	—	(26,681)
Beginning of year	53,771	40,088	8,534	—	102,393

End of year	$25,000	$40,469	$10,243	$—	$75,712

Nature of business and significant events (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 Satmex 7	Mar. 13, 2012 Satmex 7 Master Procurement Agreement Maximum	Mar. 13, 2012 Satmex 7 Satmex Procurement Agreement	Jul. 31, 2012 Satmex 8	Dec. 31, 2012 Satmex 8
Nature of business and significant events
Number of satellites in current fleet	3
Number of satellite control centers from which satellites are operated and monitored	2
Maximum percentage of foreign investment	49.00%
Maximum percentage of foreign investment, if constitutional reform goes into effect as per the fifth transitory article	100.00%
Nature of business and significant events
Construction cost					$ 358,300,000
Amount to be paid on launch, recognized as current liability						17,750,000
Amount to be paid on launch, presented as restricted cash	4,900,000
Amount of increase in price of each satellite that Boeing is entitled to make in the event ABS fails to perform its obligations			10,500,000
Period of construction schedule				34 months
Expected design, construction, launch and insurance costs		165,000,000
Amount incurred		32,750,000
Capitalized interest		$ 1,175,000

Reorganization in 2011 (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended	0 Months Ended	5 Months Ended
	May 25, 2011	May 05, 2011	Dec. 31, 2012	May 25, 2011 Maximum	May 25, 2011 Predecessor Registrant	Mar. 10, 2011 Predecessor Registrant	Dec. 22, 2010 Predecessor Registrant
Reorganization in 2011
Percentage of the outstanding voting equity interests to be transferred under the share purchase agreement							100.00%
Percentage of common stock of Holdsat Mexico held by Satmex International B.V. (Investment Holdings BV)						49.00%
Payment by the Buyers	$ 6,250
Percentage of the outstanding common stock acquired by buyers	100.00%
Offering and sale of new Senior Secured Notes		325,000	35,700		325,000
Economic interest percentage of Conversion Rights	7.15%
Cash payment per U.S. cents per dollar in principal amount of the Second Priority Old Notes	38.00%
Economic interest percentage of Primary Rights	83.25%			85.75%
Value of direct or indirect equity interests to be obtained by primary rights	90,000			96,250
Aggregate amount of securities				40,000
Consideration at fair value:
Cash paid	1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618
Fair value of total consideration transferred	$ 181,171

Reorganization in 2011 (Details 2) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		12 Months Ended				5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011	Dec. 31, 2012 Minimum item	Dec. 31, 2012 Maximum item	Dec. 31, 2011 Supplemental pro forma	Dec. 31, 2010 Supplemental pro forma	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 05, 2011 Predecessor Registrant
Supplementary Pro Forma Information (Unaudited)
Revenues	$ 74,710	$ 139,407				$ 128,010	$ 127,779	$ 53,710	$ 128,762
Net loss	(18,882)	41,216				(12,027)	31,326	(28,763)	(14,332)
Recapitalization transaction expenses								28,766	16,443
Acquisition-related costs		47,013
Cost of issuing the Senior Secured Notes capitalized within other assets										18,247
Recognized amounts of identifiable assets acquired and liabilities assumed:
Satellite and equipment			344,000
Intangible assets			88,168
Concessions			45,672
Deferred financing cost			18,247
Financial assets, net of financial liabilities			67,623
Deferred income taxes			(10,372)
Deferred revenue			(35,956)
First Priority Old Notes			(238,237)
Total identifiable net assets			279,145
Non-controlling interest			(3,486)
Bargain purchase			(94,488)
Fair value of total consideration transferred			$ 181,171
Fair value measurement discount rate (as a percent)		12.30%
Financial multiplier				5	6

Basis of presentation (Details)	Dec. 31, 2012 MXN	Dec. 31, 2011 MXN	Dec. 31, 2012 Enlaces	Dec. 31, 2012 Alterna'TV Int.	Dec. 31, 2012 Alterna'TV Corp	Dec. 31, 2012 Service Companies	Dec. 31, 2012 Satmex USA	Dec. 31, 2012 Satmex Do Brasil
Basis of presentation
Ownership percentage			75.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Ownership interest held related to the Service Companies (as a percent)							0.03%
Foreign currency transactions
Rate of exchange in effect at the balance sheet date	13.0101	13.9787

Significant accounting policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 03, 2012	Dec. 31, 2012 Satmex 6	Dec. 31, 2012 Satmex 5	Dec. 31, 2012 Solidaridad 2	Dec. 31, 2012 Satellite equipment	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2012 Teleport, equipment and antennas
Restricted cash
Amount deposited with Escrow Agent		$ 4,900
Amount deposited with Escrow Agent as a percentage of launch service price		5.00%
Restricted cash	$ 4,900
Satellites and equipment
Original useful lives			15 years	15 years	14 years 6 months	15 years	10 years	5 years	10 years
Remaining economic life			10 years 4 months 20 days	9 months 4 days

Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2012
Contract backlog
Intangible assets
Original useful life	10 years
Customer relationships
Intangible assets
Original useful life	4 years
Orbital concessions
Intangible assets
Original useful life	40 years
Remaining useful life as of the Acquisition Date	26 years
Public telecommunications network
Intangible assets
Original useful life	30 years
Remaining useful life as of the Acquisition Date	19 years

Significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2012 MHz item
Labor obligations
Period of which wages for each year of service are considered for one-time payment of seniority premiums benefits	12 days
Number of times of legal minimum wage	2
Minimum period of service for employees to be eligible for payment of seniority premiums benefits	15 years
Period of which wages are payable as one-time payment under severance benefits	3 months
Period of which wages are payable as for each year of service upon involuntary termination without just cause	20 days
Revenue recognition
Minimum period after the end of each month during which company receives a definitive report from each purchaser	45 days
Maximum period after the end of each month during which company receives a definitive report from each purchaser	60 days
Deferred revenue
Transponder capacity required to be provided to the Mexican federal government, at no charge for the duration of the orbital concessions (in megahertz)	362.88

Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 25, 2011
Cash and cash equivalents
Cash	$ 6,912	$ 4,142
Cash equivalents	67,740	75,109
Total	$ 74,652	$ 79,251	$ 347,631
Maximum original maturity period of treasury bills	20 days

Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Customers	$ 12,787	$ 11,748
Allowance for doubtful accounts	(1,202)	(1,360)
Customers, net	11,585	10,388
Recoverable income taxes	140	1,519
Recoverable value-added tax and tax withholdings	1,146	651
Other	650	100
Accounts receivable	$ 13,521	$ 12,658

Accounts receivable (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Hughes Networks Systems
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	11.00%	14.00%	17.00%
America Movil Peru, S.A.C.
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	9.00%	10.00%	10.00%
Telmex
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	5.00%	5.00%	4.00%
Other foreign customers
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	43.00%	40.00%	37.00%
Other domestic customers
Revenues from Fixed satellite services, Programming distribution services and Broadband satellite services
Revenue (as a percent)	32.00%	31.00%	32.00%

Satellites and equipment (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2012 Satellites in-orbit	Dec. 31, 2011 Satellites in-orbit	Dec. 31, 2012 Satellite equipment, teleport and antennas	Dec. 31, 2011 Satellite equipment, teleport and antennas	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2012 Construction in-progress for Satmex 8	Dec. 31, 2011 Construction in-progress for Satmex 8	Dec. 31, 2008 Construction in-progress for Satmex 7	Dec. 31, 2012 Construction in-progress for Satmex 7	Dec. 31, 2011 Construction in-progress for Satmex 7	Dec. 31, 2012 F4 satellite project advance payment	Dec. 31, 2012 Other construction in-progress	Dec. 31, 2011 Other construction in-progress
Satellites and equipment
Satellites and equipment, gross	$ 207,547	$ 209,515			$ 196,425	$ 196,425	$ 8,061	$ 6,619	$ 4,107	$ 4,388	$ 922	$ 115
Accumulated depreciation and amortization	(21,145)	(53,418)
Satellites and equipment, net excluding construction in-progress	186,402	156,097
Satellites and equipment, net	443,015	552,562											358,289	253,149		32,750	2,600	3,764	1,662	864
Depreciation and amortization expense related to satellites and equipment	21,145	32,273	15,188	36,229
Interest costs capitalized	11,715	33,830	3,801	2,582
Non-refundable advance deposit															$ 2,600

Concessions (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Oct. 31, 1997 Orbital concessions item	Dec. 31, 2012 Orbital concessions	Dec. 31, 2011 Orbital concessions	Dec. 31, 2012 Public telecommunications network	Dec. 31, 2011 Public telecommunications network	Dec. 31, 2012 Use of the land and facilities concession
Concessions
Concessions, gross	$ 45,672	$ 45,672				$ 41,740	$ 41,740	$ 3,932	$ 3,932
Accumulated amortization	(1,044)	(2,835)
Concessions, net	44,628	42,837
Amortization of concessions	$ 1,044	$ 1,791	$ 588	$ 1,412
Number of concessions granted to the entity					3
Initial term of concession					20 years			30 years		40 years
Additional term of concession, on payment of certain costs					20 years
Number of satellite control centers from which satellites are operated and monitored		2
Term after which concession fee is adjusted										5 years

Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2012 Contract backlog	Dec. 31, 2011 Contract backlog	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships
Intangible assets
Gross amount	$ 88,168	$ 88,168			$ 86,835	$ 86,835	$ 1,333	$ 1,333
Accumulated amortization	24,358	55,245			54,911	24,077	334	281
Weighted average remaining amortization period					P8Y		P2Y
Amortization expense for intangible assets	24,358	30,887	1,304	5,761
Estimated future annual amortization expense for intangible assets
2013		22,915
2014		5,600
2015		2,658
2016		898
2017		346
Thereafter		506
Estimated future annual amortization expense	$ 63,810	$ 32,923

Accounts payable and accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued expenses
Suppliers	$ 27,790	$ 3,941
Accrued interest	4,275	3,859
Guarantee deposits and customer advances	2,494	2,308
Professional fees	1,249	709
Performance and sale bonuses	2,504	2,294
Taxes payable, other than income taxes	2,174	2,140
Programming provisions	1,707	2,082
Sundry creditors	2,693	1,530
Total	$ 44,886	$ 18,863

Debt obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt obligations
Amount	$ 360,000	$ 325,000
Fair Value	374,400	314,031
Maximum percentage of the aggregate principal amount of notes redeemable	35.00%
Repurchase price, as percentage of principal amount, if the company undergoes change of control	101.00%
Period from the end of the financial year for furnishing all annual reports on Form 20-F to the holders of the notes and the Trustee	180 days
Senior Secured Notes
Debt obligations
Interest rate (as a percent)	9.50%
Amount	325,000	325,000
Fair Value	338,000	314,031
Tack-on Senior Secured Notes
Debt obligations
Interest rate (as a percent)	9.50%
Amount	35,000
Fair Value	$ 36,400

Shareholders' equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended							0 Months Ended				0 Months Ended						0 Months Ended	5 Months Ended						5 Months Ended	12 Months Ended	5 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Company's treasury	Dec. 31, 2012 Investment Holdings GP	Dec. 31, 2012 Investment Holdings LP	Dec. 31, 2012 Certain holders of the Second Priority Old Notes	Dec. 31, 2012 Holdsat Mexico, S.A.P.I. de C.V.	Dec. 31, 2012 Satmex International, B.V.	Dec. 31, 2012 EJA Holdings LTD	Dec. 31, 2012 Centerbridge Capital Partners SBS (Cayman), L.P.	Dec. 31, 2012 Foreign investment Maximum	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2012 Series A	Dec. 31, 2012 Series B Minimum	Dec. 31, 2012 Series B Company's treasury Maximum	Dec. 31, 2012 Series B Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series B Satmex International, B.V.	Dec. 31, 2012 Series N	Dec. 31, 2012 Series N Company's treasury Maximum	Dec. 31, 2012 Series N Certain holders of the Second Priority Old Notes Maximum	Dec. 31, 2012 Series N Satmex International, B.V. Minimum	Dec. 31, 2012 Fixed Class I	Dec. 31, 2012 Fixed Class I Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II	May 25, 2011 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A	Dec. 31, 2012 Variable Capital Class II Series A Holdsat Mexico, S.A.P.I. de C.V.	May 25, 2011 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B	Dec. 31, 2012 Variable Capital Class II Series B Company's treasury	Dec. 31, 2012 Variable Capital Class II Series B Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series B EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series B Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Variable Capital Class II Series N	May 25, 2011 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N	Dec. 31, 2012 Variable Capital Class II Series N Company's treasury	Dec. 31, 2012 Variable Capital Class II Series N Satmex International, B.V.	Dec. 31, 2012 Variable Capital Class II Series N EJA Holdings LTD	Dec. 31, 2012 Variable Capital Class II Series N Centerbridge Capital Partners SBS (Cayman), L.P.	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 25, 2011 Predecessor Registrant Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor One, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant NAFIN Trust	Dec. 31, 2010 Predecessor Registrant NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A	May 25, 2011 Predecessor Registrant Fixed Class I Series A Predecessor One, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A Predecessor One, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series A NAFIN Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series A NAFIN Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series B Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series B Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Two, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N Predecessor Two, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N Predecessor Three, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N Predecessor Three, Deutsche Trust	May 25, 2011 Predecessor Registrant Fixed Class I Series N NAFIN Trust	Dec. 31, 2010 Predecessor Registrant Fixed Class I Series N NAFIN Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series B	May 25, 2011 Predecessor Registrant Variable Capital Class II Series B Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series B Predecessor Four, Deutsche Trust	May 25, 2011 Predecessor Registrant Variable Capital Class II Series N	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series N	May 25, 2011 Predecessor Registrant Variable Capital Class II Series N Predecessor Four, Deutsche Trust	Dec. 31, 2010 Predecessor Registrant Variable Capital Class II Series N Predecessor Four, Deutsche Trust
Shareholders' equity
Percentage of equity interests of Investment Holdings BV held by other entities					99.99%	0.01%	100.00%
Authorized, issued and outstanding common stock		$ 130,000,000		$ 28,405				$ 6,630,000	$ 123,240,990	$ 21,561	$ 79,044		$ 275,662										$ 50,000	$ 50,000			$ 6,580,000	$ 6,580,000		$ 6,370,000	$ 1,467	$ 6,363,339	$ 1,113	$ 4,081			$ 117,000,000	$ 26,938	$ 116,877,651	$ 20,448	$ 74,963	$ 46,874,999	$ 46,874,999		$ 7,500,000	$ 7,500,000	$ 623,437	$ 623,437	$ 314,062	$ 314,062	$ 36,562,500	$ 36,562,500	$ 1,875,000	$ 1,875,000	$ 9,166,667	$ 9,166,667	$ 7,500,000	$ 7,500,000	$ 1,666,667	$ 1,666,667	$ 333,334	$ 333,334	$ 221,667	$ 221,667	$ 111,667	$ 111,667	$ 812,498	$ 812,498	$ 401,770	$ 401,770	$ 202,395	$ 202,395	$ 208,333	$ 208,333	$ 7,166,667	$ 7,166,667	$ 7,166,667	$ 7,166,667	$ 29,395,833	$ 29,395,833	$ 29,395,833	$ 29,395,833
Voting rights (as a percent)		100.00%		0.01%				51.00%	48.95%	0.01%	0.03%	49.00%			49.00%																											100.00%	100.00%	90.00%	45.00%	45.00%	1.33%	1.33%	0.67%	0.67%	43.00%	43.00%	10.00%	10.00%
Economic rights (as a percent)		100.00%		0.02%				5.10%	94.80%	0.02%	0.06%							4.90%																		4.50%						100.00%	100.00%	96.00%	16.00%	16.00%	1.33%	1.33%	0.67%	0.67%	78.00%	78.00%	4.00%	4.00%
Required percentage of the capital to be owned by Mexican individuals or entities														51.00%
Percentage of shares owned by investor																	1.00%	99.00%			1.00%	99.00%
Shares held in treasury (as a percent)																0.03%				0.03%
Economic rights and limited voting rights as a percentage of total																			90.00%
Reverse stock split ratio	0.1
Resulting shares after exchange through reverse stock split (in shares)	4,687,500
Increase in common stock by issuance (in shares)																									104,459,367	5,713,333			5,620,000						98,839,367
Cash contributions for issuance of no par common stock and in exchange of economic interest																									82,320	7,680
Percentage of economic interest exchanged																									83.25%	5.10%
Percentage of the Second Priority Old Notes cancelled	100.00%
Conversion Interest (as a percent)	7.15%
Face amount of Second Priority Old Notes	206,890
Shares issued for the capitalization of the Conversion Rights and the cancellation of the Second Priority Old Notes (in shares)																																			9,289,800
Capitalization of liabilities	70,457
Paid-in capital premium for the shares subscription	136,433
Capitalization of put premium	7,855
Shares issued for capitalization of put premium (in shares)																																			5,850,000
Period following the year in which tax paid on distribution		2 years
Tax contributed capital account		$ 2,219,573	$ 1,994,763
Common stock, par value (in dollars per share)		$ 0

Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 25, 2011 Mexican federal government Predecessor Registrant	Dec. 31, 2010 Mexican federal government Predecessor Registrant	May 25, 2011 Mexican federal government Satellite services Predecessor Registrant	Dec. 31, 2010 Mexican federal government Satellite services Predecessor Registrant	May 25, 2011 Mexican federal government Satellite capacity Predecessor Registrant	Dec. 31, 2010 Mexican federal government Satellite capacity Predecessor Registrant	May 25, 2011 Loral Predecessor Registrant	Dec. 31, 2010 Loral Predecessor Registrant	Dec. 31, 2012 Intenal Mexicana, S.A. P. I. de C. V.
Related party transactions
Revenues from related party			$ 2,225	$ 4,896	$ 977	$ 2,344	$ 119	$ 287
Expenses from: Rent of control centers	225	479
Expenses from: Professional fees									144
Capital expenditures for: Construction Satmex 8							$ 148,932	$ 59,065

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2011 ISR	Dec. 31, 2012 ISR	Dec. 31, 2011 ISR	May 25, 2011 ISR Predecessor Registrant	Dec. 31, 2010 ISR Predecessor Registrant	Dec. 31, 2011 IETU	Dec. 31, 2012 IETU	May 25, 2011 IETU Predecessor Registrant	Dec. 31, 2010 IETU Predecessor Registrant
Income taxes
Total current	$ 1,319	$ 1,134			$ 624	$ 588	$ 1,276	$ 1,078		$ 267	$ 58	$ 43	$ 56	$ 357	$ 530
Deferred, before change in valuation allowance							6,175	(26,815)		(10,965)	(149)	5,512	(4,815)	2,146	264
Change in valuation allowance	(873)	15,676	9,521	76	10,394	76
Total deferred	10,814	(15,955)			1,575	191
Total income tax (benefit) expense	12,133	(14,820)	14,332	779	2,199	779
Items as a result of which the provision (benefit) for income taxes differs from the amount computed by applying the Mexican statutory income tax rate on the income (loss) before income taxes
Mexican statutory income tax rate (as a percent)		30.00%						30.00%	30.00%				17.50%
Expected income tax expense (benefit) at statutory rate		7,950	(9,986)	(3,933)
Tax inflation and statutory foreign exchange effects		3,546	4,676	1,681
Nondeductible expenses		1,624	1,953	230
ISR and IETU hybrid method		(21,834)	8,168	17,986
Use of previously reserved tax loss carryforwards		$ (21,782)		$ (15,261)

Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax loss carryforwards	$ 58,670	$ 32,838
Concessions, net	34,294	32,464
Credits on IETU losses	6,998	5,887
Deferred revenue	7,071	7,643
Accrued expenses	2,740	2,194
Other	28	780
Total deferred tax assets before valuation allowance	109,801	81,806
Valuation allowance for deferred tax assets	(50,173)	(34,497)
Net deferred tax assets	59,628	47,309
Deferred tax liabilities:
Satellites and equipment, net	(54,534)	(48,306)
Intangibles, net	(8,123)	(17,015)
Prepaid insurance and other	(1,651)	(1,120)
Deferred financing cost	(744)	(2,247)
Total deferred tax liabilities	(65,052)	(68,688)
Net deferred tax liabilities	(5,424)	(21,379)
Classification on consolidated balance sheets:
Current deferred tax assets	3,059
Current deferred tax liabilities		(1,490)
Long-term deferred tax liabilities	(8,483)	(19,889)
Net deferred tax liabilities	$ (5,424)	$ (21,379)

Income taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating loss and tax credit carryforwards
Tax loss carryforwards	$ 453,508,000
Credits on IETU losses	18,884,000
Tax loss carryforwards used during the period	72,600,000		50,900,000
Tax loss carryforwards expired during the period		69,000,000	56,700,000
2013
Operating loss and tax credit carryforwards
Tax loss carryforwards	82,827,000
2014
Operating loss and tax credit carryforwards
Tax loss carryforwards	30,517,000
2016
Operating loss and tax credit carryforwards
Tax loss carryforwards	227,784,000
2017
Operating loss and tax credit carryforwards
Tax loss carryforwards	24,655,000
2018
Operating loss and tax credit carryforwards
Tax loss carryforwards	79,453,000
2021
Operating loss and tax credit carryforwards
Tax loss carryforwards	8,272,000
Credits on IETU losses	17,623,000
2022
Operating loss and tax credit carryforwards
Credits on IETU losses	$ 1,261,000

Income taxes (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Statutory income tax rate	30.00%
ISR
Income taxes
Statutory income tax rate	30.00%	30.00%
Income tax rate applicable to companies in 2013	30.00%
Income tax rate applicable to companies in 2014	29.00%
Income tax rate applicable to companies in 2015 and thereafter	28.00%
IETU
Income taxes
Statutory income tax rate	17.50%

Contingencies and commitments (Details) (USD $)	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item MHz	Dec. 05, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant
Commitments
Insurance coverage amount provided by the in-orbit insurance policy for satellite Satmex 6			$ 288,000,000
Transponder capacity required to be provided to the Mexican federal government, at no charge for the duration of the orbital concessions (in megahertz)		362.88
Annual fees payable as a percentage of total value of land		7.50%
Annual fees paid	283,000	496,000		224,000	479,000
Rent expense	378,000	520,000		125,000	494,000
Operating lease
Number of floors in the building leased		2
Term of lease agreement		5 years 3 months 18 days
Minimum future lease payments through September 30, 2013		396,000
Future minimum revenues (Contract Backlog)
2013		90,764,000
2014		41,640,000
2015		24,503,000
2016		13,128,000
2017		9,157,000
Thereafter		50,859,000
Future minimum revenues		230,051,000
Other matters
Estimated cost of teleport's relocation		$ 6,800,000
Period for teleport's relocation		9 months

Business segment information (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2011 Satellite services	Dec. 31, 2012 Satellite services	May 25, 2011 Satellite services Predecessor Registrant	Dec. 31, 2010 Satellite services Predecessor Registrant	Dec. 31, 2011 Broadband satellite services	Dec. 31, 2012 Broadband satellite services	May 25, 2011 Broadband satellite services Predecessor Registrant	Dec. 31, 2010 Broadband satellite services Predecessor Registrant	Dec. 31, 2011 Programming distribution services	Dec. 31, 2012 Programming distribution services	May 25, 2011 Programming distribution services Predecessor Registrant	Dec. 31, 2010 Programming distribution services Predecessor Registrant	Dec. 31, 2012 Eliminations upon consolidation	Dec. 31, 2011 Eliminations upon consolidation	May 25, 2011 Eliminations upon consolidation Predecessor Registrant	Dec. 31, 2010 Eliminations upon consolidation Predecessor Registrant
Business segment information
Number of reportable segments		3
Business segment information
Revenues	$ 78,529	$ 145,842			$ 56,576	$ 135,748	$ 63,505	$ 120,358	$ 46,577	$ 112,666	$ 7,448	$ 10,980	$ 5,198	$ 12,924	$ 7,576	$ 14,504	$ 4,801	$ 10,158
Eliminations	(3,819)	(6,435)			(2,866)	(6,986)	(3,791)	(6,404)	(2,843)	(6,885)	(15)	(31)	(8)	(14)	(13)		(15)	(87)
Total Revenues	74,710	139,407			53,710	128,762	59,714	113,954	43,734	105,781	7,433	10,949	5,190	12,910	7,563	14,504	4,786	10,071
Cost and expenses	37,466	65,103			31,030	57,596	25,627	41,780	22,202	37,326	5,599	10,661	5,080	10,556	6,240	12,662	3,748	9,714
Eliminations	(12,702)	(20,544)			(15,605)	(20,943)	(8,585)	(13,529)	(12,460)	(12,712)	(3,106)	(4,835)	(2,200)	(5,167)	(1,011)	(2,180)	(945)	(3,064)
Cost and expenses, net	24,764	44,559			15,425	36,653	17,042	28,251	9,742	24,614	2,493	5,826	2,880	5,389	5,229	10,482	2,803	6,650
Depreciation and amortization	46,547	64,951			17,080	43,402	45,110	63,237	16,682	42,501	722	821	398	901	715	893	167	392			(167)	(392)
Reorganization expenses					28,766	16,443			28,766	16,443
Gain on sale of programming agreements										(5,885)												5,885
Operating income (loss)	3,399	29,897			(7,561)	32,264	(2,438)	22,466	(11,456)	28,108	4,218	4,302	1,912	6,620	1,619	3,129	1,816	3,029			167	(5,493)
Interest expense	(8,990)	(4,444)			(19,499)	(45,789)
Interest income	328	522			150	345
Foreign exchange gain (loss) - net	(1,461)	524			349	71
Income (loss) before income tax	(6,724)	26,499			(26,561)	(13,109)
Income tax (benefit) expenses	12,133	(14,820)	14,332	779	2,199	779
Net income (loss)	(18,857)	41,319			(28,760)	(13,888)
Capital expenditures (includes paid and not yet paid)	155,838	144,420			78,646	68,535	155,604	143,944	78,522	67,959	47	464	55	576	187	12	69
Total assets	$ 664,943	$ 746,014	$ 664,943		$ 793,910	$ 438,957	$ 657,872	$ 737,447	$ 795,778	$ 416,760	$ 20,861	$ 21,732	$ 19,365	$ 17,537	$ 6,982	$ 7,181	$ 8,573	$ 2,896	$ (20,346)	$ (20,772)	$ (29,806)	$ 1,764

Supplemental Guarantor Condensed Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	May 25, 2011	May 05, 2011 Senior Secured Notes	Dec. 31, 2012 Exchange Notes	May 05, 2011 Exchange Notes	Apr. 09, 2012 Tack-on Senior Secured Notes	Dec. 31, 2012 Tack-on Senior Secured Notes
Debt obligations
Interest rate (as a percent)			9.50%			9.50%
Aggregate principal amount	$ 206,890	$ 325,000		$ 325,000	$ 35,000
Price as a percent of principal amount					102.00%

Supplemental Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 25, 2011
Current assets:
Cash and cash equivalents	$ 74,652	$ 79,251	$ 347,631
Restricted cash	4,900
Accounts receivable, net	13,521	12,658
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	8,725	6,687
Deferred tax assets	3,059
Total current assets	105,270	99,085
Satellites and equipment, net	552,562	443,015
Concessions, net	42,837	44,628
Intangible assets and other assets	33,955	64,538
Deferred financing cost	11,390	13,677
Total	746,014	664,943
Current liabilities:
Accounts payable, accrued expenses and other	44,886	20,678
Deferred revenue	3,605	1,361
Income tax payable	13	454
Deferred tax liabilities		1,490
Total current liabilities	48,504	22,168
Debt obligations	360,000	325,000
Other long-term liabilities	27,417	37,595
Long-term deferred tax liabilities	8,483	19,889
Total liabilities	444,404	404,652
Shareholders' equity:
Paid-in capital	275,662	275,662
(Accumulated deficit) retained earnings	22,334	(18,882)
Noncontrolling interest	3,614	3,511
Total shareholders' equity	301,610	260,291
Total	746,014	664,943
Satmex Issuer
Current assets:
Cash and cash equivalents	58,873	65,393	332,507
Restricted cash	4,900
Accounts receivable, net	8,760	8,503
Prepaid insurance and other assets	8,552	6,592
Deferred tax assets	1,566
Total current assets	82,651	80,488
Satellites and equipment, net	550,351	440,697
Concessions, net	39,239	40,819
Due from related parties	4,003	5,023
Intangible assets and other assets	30,772	60,480
Investment in subsidiaries	19,041	16,688
Deferred financing cost	11,390	13,677
Total	737,447	657,872
Current liabilities:
Accounts payable, accrued expenses and other	41,286	17,557
Deferred revenue	3,605
Deferred tax liabilities		1,757
Total current liabilities	44,891	19,314
Debt obligations	360,000	325,000
Other long-term liabilities	27,317	37,482
Long-term deferred tax liabilities	7,243	19,296
Total liabilities	439,451	401,092
Shareholders' equity:
Paid-in capital	275,662	275,662
(Accumulated deficit) retained earnings	22,334	(18,882)
Total shareholders' equity	297,996	256,780
Total	737,447	657,872
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	921	989	4,842
Accounts receivable, net	3,006	2,253
Prepaid insurance and other assets	129	21
Deferred tax assets	909
Total current assets	4,965	3,263
Satellites and equipment, net	83	95
Intangible assets and other assets	2,168	2,985
Deferred tax assets		685
Total	7,216	7,028
Current liabilities:
Accounts payable, accrued expenses and other	3,240	2,974
Total current liabilities	3,240	2,974
Other long-term liabilities	4,003	5,023
Long-term deferred tax liabilities	15
Total liabilities	7,258	7,997
Shareholders' equity:
Paid-in capital	(1,173)	(1,173)
(Accumulated deficit) retained earnings	1,131	204
Total shareholders' equity	(42)	(969)
Total	7,216	7,028
Non Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	14,858	12,869	10,282
Accounts receivable, net	6,506	6,366
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	44	74
Deferred tax assets	584	386
Total current assets	22,405	20,184
Satellites and equipment, net	2,128	2,223
Concessions, net	3,598	3,809
Due from related parties	960	778
Intangible assets and other assets	1,015	1,073
Total	30,106	28,067
Current liabilities:
Accounts payable, accrued expenses and other	5,111	4,611
Income tax payable	13
Deferred tax liabilities		119
Total current liabilities	5,124	4,730
Other long-term liabilities	1,060	891
Long-term deferred tax liabilities	1,225	1,278
Total liabilities	7,409	6,899
Shareholders' equity:
Paid-in capital	21,481	21,481
(Accumulated deficit) retained earnings	1,216	(313)
Total shareholders' equity	22,697	21,168
Total	30,106	28,067
Eliminations upon consolidation
Current assets:
Accounts receivable, net	(4,751)	(4,464)
Deferred tax assets		(386)
Total current assets	(4,751)	(4,850)
Due from related parties	(4,963)	(5,801)
Investment in subsidiaries	(19,041)	(16,688)
Deferred tax assets		(685)
Total	(28,755)	(28,024)
Current liabilities:
Accounts payable, accrued expenses and other	(4,751)	(4,464)
Deferred tax liabilities		(386)
Total current liabilities	(4,751)	(4,850)
Other long-term liabilities	(4,963)	(5,801)
Long-term deferred tax liabilities		(685)
Total liabilities	(9,714)	(11,336)
Shareholders' equity:
Paid-in capital	(20,308)	(20,308)
(Accumulated deficit) retained earnings	(2,347)	109
Noncontrolling interest	3,614	3,511
Total shareholders' equity	(19,041)	(16,688)
Total	$ (28,755)	$ (28,024)

Supplemental Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended				7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	Dec. 31, 2011 Eliminations upon consolidation	Dec. 31, 2012 Eliminations upon consolidation	May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant		May 25, 2011 Predecessor Registrant Satmex Issuer	Dec. 31, 2010 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Non Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Eliminations upon consolidation	Dec. 31, 2010 Predecessor Registrant Eliminations upon consolidation
Revenues:
Satellite services	$ 59,714		$ 113,954				$ 63,505	$ 120,358					$ (3,791)	$ (6,404)	$ 43,734		$ 105,781		$ 46,577	$ 112,666					$ (2,843)	$ (6,885)
Broadband satellite services	7,433		10,949								7,448	10,980	(15)	(31)	5,190		12,910						5,198	12,924	(8)	(14)
Programming distribution services	7,563		14,504				1,063		6,513	14,504			(13)		4,786		10,071		761	1,935	4,040	8,223			(15)	(87)
Services companies											9,050	14,109	(9,050)	(14,109)									12,739	13,957	(12,739)	(13,957)
Total Revenues	74,710		139,407				64,568	120,358	6,513	14,504	16,498	25,089	(12,869)	(20,544)	53,710		128,762		47,338	114,601	4,040	8,223	17,937	26,881	(15,605)	(20,943)
Cost of satellite services	6,191	[1]	11,821	[1]			6,533	12,305			2,549	4,032	(2,891)	(4,516)	4,401	[1]	11,405	[1]	4,586	11,697			1,960	4,454	(2,145)	(4,746)
Cost of broadband satellite services	1,388	[1]	3,151	[1]							4,432	7,866	(3,044)	(4,715)	685	[1]	2,821	[1]					2,839	7,988	(2,154)	(5,167)
Cost of programming distribution services	4,393	[1]	8,440	[1]			636		4,489	10,129			(732)	(1,689)	2,625	[1]	5,387	[1]	454	1,117	2,875	6,075			(704)	(1,805)
Selling and administrative expenses	12,792	[1]	21,147	[1]			10,465	17,124	1,332	1,756	7,030	11,891	(6,035)	(9,624)	7,714	[1]	17,040	[1]	5,535	13,679	595	1,483	12,186	11,103	(10,602)	(9,225)
Depreciation and amortization	46,547		64,951				45,110	63,237	714	893	723	821			17,080		43,402		16,682	42,501	167	392	398	901	(167)	(392)
Reorganization expenses															28,766		16,443		28,766	16,443
Gain on sale of programming agreements																				(5,885)						5,885
Total cost of services	71,311		109,510				62,744	92,666	6,535	12,778	14,734	24,610	(12,702)	(20,544)	61,271		96,498		56,023	79,552	3,637	7,950	17,383	24,446	(15,772)	(15,450)
Operating income (loss)	3,399		29,897				1,824	27,692	(22)	1,726	1,764	479	(167)		(7,561)		32,264		(8,685)	35,049	403	273	554	2,435	167	(5,493)
Interest (expense) income, net and other	(10,123)		(3,398)				(9,059)	(1,854)	(121)	(251)	(1,244)	1,060	301	(2,353)	19,000		(45,373)		(17,761)	(43,222)	(93)	(176)	473	333	(1,619)	(2,308)
Income (loss) before income tax	(6,724)		26,499				(7,235)	25,838	(143)	1,475	520	1,539	134	(2,353)	(26,561)		(13,109)		(26,446)	(8,173)	310	97	1,027	2,768	(1,452)	(7,801)
Income tax (benefit) expense	12,133		(14,820)		14,332	779	11,647	(15,378)	(347)	548	833	10			2,199		779		2,317	274	1		(119)	505
Net income (loss)	(18,857)		41,319				(18,882)	41,216	204	927	(313)	1,529	134	(2,353)	(28,760)		(13,888)		(28,763)	(8,447)	309	97	1,146	2,263	(1,452)	(7,801)
Less: Net income attributable to noncontrolling interest	25		103										25	103	3		444								3	444
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ 41,216				$ (18,882)	$ 41,216	$ 204	$ 927	$ (313)	$ 1,529	$ 109	$ (2,456)	$ (28,763)		$ (14,332)		$ (28,763)	$ (8,447)	$ 309	$ 97	$ 1,146	$ 2,263	$ (1,455)	$ (8,245)

[1]	Exclusive of depreciation and amortization shown separately below.

Supplemental Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 05, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 25, 2011 Predecessor Registrant Satmex Issuer	Dec. 31, 2010 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Non Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Net cash provided by operating activities		$ 32,354	$ 82,498	$ 33,386	$ 80,103	$ (3,806)	$ (56)	$ 2,774	$ 2,451	$ 8,134	$ 41,010	$ 43,598	$ 38,341	$ (35,570)	$ 381	$ 106	$ 2,288
Cash flows from investing activities:
Restricted cash-satellite Satmex 8			(4,900)		(4,900)
Construction in progress Satmex 8 (including capitalized interest)		(150,537)	(114,678)	(150,537)	(114,678)					(42,333)	(63,113)	(42,333)	(63,113)
Acquisition of equipment		(1,627)	(1,998)	(1,393)	(1,524)	(47)	(12)	(187)	(462)	(635)	(4,578)	(511)	(3,999)	(57)		(67)	(579)
Net cash used in investing activities		(152,164)	(121,576)	(151,930)	(121,102)	(47)	(12)	(187)	(462)	(42,968)	(67,691)	(42,844)	(67,112)	(57)		(67)	(579)
Cash flows from financing activities:
Proceeds from equity issuance		90,000		90,000
Repayment of First Priority Old Notes		(238,237)		(238,237)
Issuance of Senior Secured Notes	325,000		35,700		35,700					325,000		325,000
Deferred financing costs		(333)	(1,221)	(333)	(1,221)					(18,247)		(18,247)
Net cash provided by (used in) financing activities		(148,570)	34,479	(148,570)	34,479					306,753		306,753
Cash and cash equivalents:
Net (decrease) increase for the period		(268,380)	(4,599)	(267,114)	(6,520)	(3,853)	(68)	2,587	1,989	271,919	(26,681)	307,507	(28,771)	(35,627)	381	39	1,709
Beginning of period		347,631	79,251	332,507	65,393	4,842	989	10,282	12,869	75,712	102,393	25,000	53,771	40,469	40,088	10,243	8,534
End of period		$ 79,251	$ 74,652	$ 65,393	$ 58,873	$ 989	$ 921	$ 12,869	$ 14,858	$ 347,631	$ 75,712	$ 332,507	$ 25,000	$ 4,842	$ 40,469	$ 10,282	$ 10,243

Schedules of Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended						7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2012 Allowance for doubtful accounts	May 25, 2011 Allowance for doubtful accounts Predecessor Registrant	Dec. 31, 2010 Allowance for doubtful accounts Predecessor Registrant	Dec. 31, 2012 Inventory allowance	May 27, 2011 Inventory allowance	May 25, 2011 Inventory allowance Predecessor Registrant	Dec. 31, 2010 Inventory allowance Predecessor Registrant	Dec. 31, 2009 Inventory allowance Predecessor Registrant	Dec. 31, 2011 Valuation allowance on deferred tax assets	Dec. 31, 2012 Valuation allowance on deferred tax assets	May 27, 2011 Valuation allowance on deferred tax assets	May 25, 2011 Valuation allowance on deferred tax assets Predecessor Registrant	Dec. 31, 2010 Valuation allowance on deferred tax assets Predecessor Registrant
Changes in valuation and qualifying accounts
Balance at beginning of period		$ 1,360	$ 532	$ 360	$ 24	$ 24	$ 24	$ 24	$ 24		$ 34,497	$ 135,291	$ 146,562	$ 164,472
Charged to costs and expenses	1,360	(83)		172	100					(873)	15,676		10,394	76
Deductions from reserves and other effects		(75)	(532)							(99,921)				(17,986)
Balance at end of period	$ 1,360	$ 1,202		$ 532	$ 124	$ 24	$ 24	$ 24	$ 24	$ 34,497	$ 50,173	$ 135,291	$ 156,956	$ 146,562